UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                811- 05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/10

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund
Dreyfus Bond Market Index Fund
Dreyfus Disciplined Stock Fund
Dreyfus Money Market Reserves
Dreyfus AMT-Free Municipal Reserves
Dreyfus U.S. Treasury Reserves
Dreyfus Small Cap Fund
Dreyfus Strategic Income Fund
Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic S&P 500 Stock Index Fund
January 31, 2010 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--9.5%
Abercrombie & Fitch, Cl. A	8,207 a	258,848
Amazon.com	30,382 b	3,810,207
Apollo Group, Cl. A	11,555 b	700,117
AutoNation	8,662 a,b	155,916
AutoZone	2,790 a,b	432,534
Bed Bath & Beyond	24,281 b	939,674
Best Buy	31,519	1,155,171
Big Lots	7,660 a,b	217,620
Black & Decker	5,741	371,213
Carnival	39,706	1,323,401
CBS, Cl. B	61,414	794,083
Coach	28,954	1,009,916
Comcast, Cl. A	260,157	4,118,285
D.R. Horton	25,786 a	304,017
Darden Restaurants	13,132 a	485,359
DeVry	5,769	352,255
DIRECTV, Cl. A	87,506 b	2,655,807
Eastman Kodak	26,922 a,b	162,878
Expedia	19,568 b	418,951
Family Dollar Stores	13,098	404,466
Ford Motor	301,219 b	3,265,214
Fortune Brands	13,594	565,103
GameStop, Cl. A	15,309 a,b	302,659
Gannett	21,780 a	351,747
Gap	43,849	836,639
Genuine Parts	14,826 a	558,644
Goodyear Tire & Rubber	22,812 b	304,312
H & R Block	30,355	653,239
Harley-Davidson	21,180 a	481,633
Harman International Industries	5,683	202,031

Hasbro	11,724	358,168
Home Depot	154,968	4,340,654
International Game Technology	27,618	506,514
Interpublic Group of Cos.	44,115 b	284,983
J.C. Penney	20,810	516,712
Johnson Controls	60,892	1,694,624
Kohl's	27,879 b	1,404,265
Leggett & Platt	14,180 a	258,927
Lennar, Cl. A	13,149	201,969
Limited Brands	24,133 a	459,010
Lowe's	134,086	2,902,962
Macy's	39,378	627,292
Marriott International, Cl. A	23,575 a	618,372
Mattel	32,716	645,160
McDonald's	98,385	6,142,176
McGraw-Hill	29,250	1,036,913
Meredith	3,437 a	106,478
New York Times, Cl. A	11,181 b	144,459
Newell Rubbermaid	25,949	352,128
News, Cl. A	205,206	2,587,648
NIKE, Cl. B	35,468	2,261,085
Nordstrom	15,132 a	522,659
O'Reilly Automotive	12,762 a,b	482,404
Office Depot	25,361 b	144,050
Omnicom Group	28,264	997,719
Polo Ralph Lauren	5,418	444,276
Priceline.com	3,945 b	770,656
Pulte Homes	28,267 a,b	297,369
RadioShack	12,272	239,549
Ross Stores	11,035	506,838
Scripps Networks Interactive, Cl.
A	8,430	359,961
Sears Holdings	4,531 a,b	422,652
Sherwin-Williams	8,851	560,711
Staples	65,836	1,544,513
Starbucks	68,548 b	1,493,661
Starwood Hotels & Resorts

Worldwide	17,490 c	582,767
Target	68,532	3,513,636
Tiffany & Co.	11,233	456,172
Time Warner	106,351	2,919,335
Time Warner Cable	32,030	1,396,188
TJX	38,652	1,469,163
VF	8,213	591,582
Viacom, Cl. B	55,206 b	1,608,703
Walt Disney	175,474	5,185,257
Washington Post, Cl. B	568	246,864
Whirlpool	6,713 a	504,683
Wyndham Worldwide	16,575	347,909
Wynn Resorts	6,295 a	389,535
Yum! Brands	42,523	1,454,712
		84,495,962
Consumer Staples--11.4%
Altria Group	188,804	3,749,647
Archer-Daniels-Midland	58,440	1,751,446
Avon Products	38,799 a	1,169,402
Brown-Forman, Cl. B	10,136	520,180
Campbell Soup	17,671	585,087
Clorox	12,669	749,625
Coca-Cola	211,334	11,464,870
Coca-Cola Enterprises	29,750	600,653
Colgate-Palmolive	45,300	3,625,359
ConAgra Foods	41,158	935,933
Constellation Brands, Cl. A	18,270 b	293,782
Costco Wholesale	39,692	2,279,512
CVS Caremark	128,538	4,160,775
Dean Foods	16,329 b	287,880
Dr. Pepper Snapple Group	22,997	636,097
Estee Lauder, Cl. A	10,640	558,813
General Mills	29,723	2,119,547
H.J. Heinz	28,675	1,251,090
Hershey	15,024	547,324
Hormel Foods	6,595	255,227
J.M. Smucker	11,079	665,516

Kellogg	23,096	1,256,884
Kimberly-Clark	37,817	2,245,952
Kraft Foods, Cl. A	134,585	3,722,621
Kroger	59,119	1,266,920
Lorillard	14,590	1,104,463
McCormick & Co.	12,022 a	436,399
Mead Johnson Nutrition	17,820	805,999
Molson Coors Brewing, Cl. B	14,184	595,728
Pepsi Bottling Group	12,693	472,180
PepsiCo	142,292	8,483,449
Philip Morris International	173,679	7,904,131
Procter & Gamble	266,502	16,403,198
Reynolds American	15,320	815,024
Safeway	37,793	848,453
Sara Lee	63,193	767,163
SUPERVALU	19,881	292,450
SYSCO	53,812	1,506,198
Tyson Foods, Cl. A	28,288	390,940
Wal-Mart Stores	194,586	10,396,730
Walgreen	90,079	3,247,348
Whole Foods Market	13,113 a,b	356,936
		101,526,931
Energy--11.3%
Anadarko Petroleum	44,763	2,854,984
Apache	30,623	3,024,633
Baker Hughes	28,143 a	1,274,315
BJ Services	27,509	568,611
Cabot Oil & Gas	9,685	370,645
Cameron International	22,554 b	849,384
Chesapeake Energy	58,479	1,449,110
Chevron	182,989	13,197,167
ConocoPhillips	135,272	6,493,056
Consol Energy	16,395	764,171
Denbury Resources	22,437 a,b	304,021
Devon Energy	40,449	2,706,443
Diamond Offshore Drilling	6,289 a	575,632
El Paso	63,444	643,957

EOG Resources	22,971	2,077,038
Exxon Mobil	433,080	27,903,344
FMC Technologies	11,353 b	603,639
Halliburton	82,113	2,398,521
Hess	26,716	1,543,918
Marathon Oil	64,414	1,920,181
Massey Energy	7,657 a	294,948
Murphy Oil	17,322	884,808
Nabors Industries	26,364 b	587,917
National Oilwell Varco	38,050	1,556,245
Noble Energy	15,754	1,164,851
NRG Energy	23,380 b	563,692
Occidental Petroleum	73,994	5,796,690
Peabody Energy	24,322	1,024,443
Pioneer Natural Resources	10,723	471,598
Range Resources	14,633	673,118
Rowan	10,551 b	226,635
Schlumberger	109,480	6,947,601
Smith International	22,815	691,751
Southwestern Energy	31,397 b	1,346,303
Spectra Energy	58,750	1,248,438
Sunoco	10,936	274,384
Tesoro	12,891 a	161,138
Valero Energy	52,142	960,456
Williams	52,955	1,103,582
XTO Energy	52,838	2,354,990
		99,856,358
Financial--14.4%
Aflac	42,578	2,062,052
Allstate	48,773	1,459,776
American Express	108,373	4,081,327
American International Group	11,652 a,b	282,328
Ameriprise Financial	23,131	884,529
AON	24,855	966,859
Apartment Investment & Management,
Cl. A	11,731 c	180,188
Assurant	11,167	350,978

AvalonBay Communities	7,455 c	571,127
Bank of America	906,307	13,757,740
Bank of New York Mellon	109,685	3,190,736
BB & T	62,530	1,742,711
Boston Properties	12,770 a,c	828,390
Capital One Financial	40,914	1,508,090
CB Richard Ellis Group, Cl. A	24,806 a,b	305,114
Charles Schwab	86,664	1,585,085
Chubb	31,057	1,552,850
Cincinnati Financial	15,280	403,239
Citigroup	1,778,751 b	5,905,453
CME Group	6,053	1,736,121
Comerica	14,187	489,593
Discover Financial Services	48,933	669,403
E*TRADE FINANCIAL	140,392 b	213,396
Equity Residential	25,332 c	811,891
Federated Investors, Cl. B	8,326 a	211,314
Fifth Third Bancorp	72,754	905,060
First Horizon National	19,971 a,b	258,624
Franklin Resources	13,545	1,341,361
Genworth Financial, Cl. A	45,071 b	623,783
Goldman Sachs Group	46,873	6,970,953
Hartford Financial Services Group	34,723	833,005
HCP	26,593 a,c	753,912
Health Care REIT	10,484 a,c	450,812
Host Hotels & Resorts	56,759 a,b,c	601,645
Hudson City Bancorp	42,749	567,279
Huntington Bancshares	65,483	313,664
IntercontinentalExchange	6,636 b	633,605
Invesco	38,281	738,823
Janus Capital Group	16,328	199,365
JPMorgan Chase & Co.	359,430	13,996,204
KeyCorp	78,385	562,804
Kimco Realty	34,003 a,c	429,118
Legg Mason	14,771 a	380,796
Leucadia National	16,608 b	370,857
Lincoln National	27,380	673,000

Loews	32,782	1,172,612
M & T Bank	7,231 a	533,286
Marsh & McLennan	48,665	1,049,217
Marshall & Ilsley	47,856	330,685
MetLife	74,557	2,633,353
Moody's	17,387 a	479,707
Morgan Stanley	123,857	3,316,890
Nasdaq OMX Group	12,807 b	230,398
Northern Trust	21,933	1,108,055
NYSE Euronext	24,161	565,609
People's United Financial	32,566	526,592
Plum Creek Timber	15,067 a,c	544,973
PNC Financial Services Group	41,999	2,328,005
Principal Financial Group	29,086	670,432
Progressive	61,221	1,015,044
ProLogis	43,669 a,c	550,229
Prudential Financial	42,230	2,111,078
Public Storage	12,469 c	987,295
Regions Financial	109,099	692,779
Simon Property Group	25,950 c	1,868,400
SLM	44,088 b	464,247
State Street	45,308	1,942,807
SunTrust Banks	45,897	1,116,674
T. Rowe Price Group	23,395 a	1,160,860
Torchmark	7,432 a	333,697
Travelers	49,745	2,520,579
U.S. Bancorp	174,255 a	4,370,315
Unum Group	30,004	587,178
Ventas	13,517 a,c	570,417
Vornado Realty Trust	14,558 c	941,611
Wells Fargo & Co.	466,149	13,252,616
XL Capital, Cl. A	30,928	518,662
Zions Bancorporation	10,859 a	205,995
		128,055,257
Health Care--13.0%
Abbott Laboratories	141,030	7,466,128
Aetna	39,391	1,180,548

Allergan	27,974	1,608,505
AmerisourceBergen	26,777	729,941
Amgen	92,257 b	5,395,189
Baxter International	54,916	3,162,612
Becton, Dickinson & Co.	21,568	1,625,580
Biogen Idec	26,286 b	1,412,610
Boston Scientific	137,207 b	1,184,096
Bristol-Myers Squibb	155,972	3,799,478
C.R. Bard	8,971	743,606
Cardinal Health	32,930	1,088,995
CareFusion	15,953 b	410,790
Celgene	41,840 b	2,375,675
Cephalon	6,396 a,b	408,321
CIGNA	25,407	857,994
Coventry Health Care	14,217 b	325,285
DaVita	9,501 b	567,780
Dentsply International	13,960 a	468,079
Eli Lilly & Co.	92,110 a	3,242,272
Express Scripts	25,197 b	2,113,020
Forest Laboratories	27,369 b	811,217
Genzyme	24,106 b	1,307,992
Gilead Sciences	81,989 b	3,957,609
Hospira	15,014 b	760,309
Humana	15,376 b	747,581
IMS Health	17,039	368,724
Intuitive Surgical	3,545 b	1,162,973
Johnson & Johnson	251,667	15,819,788
King Pharmaceuticals	23,192 b	278,536
Laboratory Corp. of America
Holdings	9,877 a,b	702,255
Life Technologies	16,205 b	805,551
McKesson	24,367	1,433,267
Medco Health Solutions	43,419 b	2,669,400
Medtronic	100,868	4,326,229
Merck & Co.	278,555	10,635,230
Millipore	5,147 b	354,989
Mylan	28,562 a,b	520,685

Patterson	8,519 a,b	243,303
PerkinElmer	11,110	223,755
Pfizer	736,002	13,733,797
Quest Diagnostics	14,257 a	793,687
St. Jude Medical	30,352 b	1,145,181
Stryker	25,454	1,321,572
Tenet Healthcare	40,384 b	223,727
Thermo Fisher Scientific	37,145 b	1,714,242
UnitedHealth Group	105,852	3,493,116
Varian Medical Systems	11,242 a,b	565,360
Waters	8,811 b	502,051
Watson Pharmaceuticals	9,773 b	374,990
WellPoint	41,729 b	2,658,972
Zimmer Holdings	19,344 b	1,089,454
		114,912,046
Industrial--10.4%
3M	64,532	5,194,181
Avery Dennison	10,647	346,134
Boeing	66,200	4,011,720
Burlington Northern Santa Fe	23,863	2,379,857
C.H. Robinson Worldwide	15,578	882,182
Caterpillar	56,728	2,963,471
Cintas	12,254 a	307,698
CSX	35,709	1,530,488
Cummins	18,297	826,293
Danaher	23,728	1,692,993
Deere & Co.	38,493	1,922,725
Dover	16,860	722,957
Dun & Bradstreet	4,833	381,662
Eaton	15,409	943,647
Emerson Electric	68,505	2,845,698
Equifax	11,395	364,640
Expeditors International of
Washington	19,196 a	654,584
Fastenal	12,037 a	499,295
FedEx	28,452	2,229,214
First Solar	4,520 a,b	512,116

Flowserve	5,191	468,072
Fluor	16,625	753,778
General Dynamics	35,124	2,348,039
General Electric	971,164	15,616,317
Goodrich	11,264	697,354
Honeywell International	69,487	2,684,978
Illinois Tool Works	35,082	1,529,224
Iron Mountain	16,926 a,b	386,928
ITT	17,005	821,512
Jacobs Engineering Group	11,448 b	432,620
L-3 Communications Holdings	10,543	878,654
Lockheed Martin	29,115	2,169,650
Masco	34,085 a	462,193
Monster Worldwide	11,666 a,b	181,873
Norfolk Southern	33,467	1,574,957
Northrop Grumman	28,534	1,615,024
Paccar	33,021 a	1,189,747
Pall	10,521	362,659
Parker Hannifin	14,563	814,217
Pitney Bowes	19,322 a	404,216
Precision Castparts	12,792	1,346,358
Quanta Services	18,267 a,b	332,825
R.R. Donnelley & Sons	19,084	378,245
Raytheon	34,864	1,827,920
Republic Services	30,133	807,263
Robert Half International	14,044 a	378,064
Rockwell Automation	13,221	637,781
Rockwell Collins	14,606	776,893
Roper Industries	8,441	422,725
Ryder System	5,370	195,468
Snap-On	5,423	221,692
Southwest Airlines	68,578	776,989
Stanley Works	7,370 a	377,713
Stericycle	8,016 b	424,287
Textron	23,389 a	456,787
Union Pacific	45,955	2,780,278
United Parcel Service, Cl. B	90,495	5,227,896

United Technologies	85,468	5,767,381
W.W. Grainger	5,849	580,689
Waste Management	44,520 a	1,426,866
		91,747,687
Information Technology--18.5%
Adobe Systems	47,646 b	1,538,965
Advanced Micro Devices	52,442 b	391,217
Affiliated Computer Services, Cl.
A	9,034 b	555,771
Agilent Technologies	32,062 b	898,698
Akamai Technologies	15,914 a,b	393,076
Altera	26,712	569,500
Amphenol, Cl. A	15,690	625,089
Analog Devices	27,187	732,961
Apple	82,155 b	15,783,618
Applied Materials	121,301	1,477,446
Autodesk	21,001 b	499,613
Automatic Data Processing	45,920	1,873,077
BMC Software	16,998 b	656,803
Broadcom, Cl. A	39,353 b	1,051,512
CA	36,573	806,069
Cisco Systems	524,661 b	11,789,133
Citrix Systems	16,568 b	688,400
Cognizant Technology Solutions,
Cl. A	26,772 b	1,168,866
Computer Sciences	14,175 b	727,178
Compuware	20,308 b	154,138
Corning	141,703	2,561,990
Dell	156,732 b	2,021,843
eBay	102,410 b	2,357,478
Electronic Arts	29,825 b	485,551
EMC	185,813 b	3,097,503
Fidelity National Information
Services	29,092	685,408
Fiserv	14,318 b	644,883
FLIR Systems	14,246 a,b	421,397
Google, Cl. A	21,992 b	11,643,005

Harris	11,905	510,963
Hewlett-Packard	216,242	10,178,511
Intel	503,582	9,769,491
International Business Machines	119,817	14,664,403
Intuit	29,415 b	870,978
Jabil Circuit	17,774	257,368
JDS Uniphase	20,359 b	160,022
Juniper Networks	47,743 a,b	1,185,459
KLA-Tencor	15,910	448,662
Lexmark International, Cl. A	7,334 b	189,144
Linear Technology	20,970 a	547,317
LSI	60,144 b	300,119
MasterCard, Cl. A	8,740 a	2,184,126
McAfee	14,384 b	542,277
MEMC Electronic Materials	21,413 b	269,376
Microchip Technology	17,326 a	447,184
Micron Technology	77,439 a,b	675,268
Microsoft	704,668	19,857,544
Molex	12,117	244,279
Motorola	210,171 b	1,292,552
National Semiconductor	21,164	280,635
NetApp	31,228 b	909,672
Novell	32,818 b	146,696
Novellus Systems	9,614 b	200,933
NVIDIA	49,344 b	759,404
Oracle	356,571	8,222,527
Paychex	29,173 a	845,725
QLogic	10,434 b	179,360
QUALCOMM	152,290	5,968,245
Red Hat	17,667 b	480,896
SAIC	27,009 b	495,075
Salesforce.com	9,801 b	622,854
SanDisk	21,393 b	543,810
Symantec	73,660 b	1,248,537
Tellabs	37,197	239,177
Teradata	15,935 b	445,702
Teradyne	15,896 b	148,469

Texas Instruments	114,105	2,567,363
Total System Services	18,579	265,865
VeriSign	18,249 b	418,085
Visa, Cl. A	40,510 a	3,323,035
Western Digital	20,828 b	791,256
Western Union	62,868	1,165,573
Xerox	78,686	686,142
Xilinx	25,046	590,585
Yahoo!	108,344 b	1,626,243
		164,067,095
Materials--3.4%
Air Products & Chemicals	19,252	1,462,382
Airgas	7,639	322,824
AK Steel Holding	10,584	215,278
Alcoa	89,806	1,143,230
Allegheny Technologies	8,829	360,664
Ball	8,551	434,305
Bemis	9,608	269,600
CF Industries Holdings	4,388	407,470
Cliffs Natural Resources	11,554	461,582
Dow Chemical	104,169	2,821,938
E.I. du Pont de Nemours & Co.	82,300	2,683,803
Eastman Chemical	6,764	382,369
Ecolab	21,974	964,659
FMC	6,444	328,257
Freeport-McMoRan Copper & Gold	39,157	2,611,380
International Flavors & Fragrances	7,549	300,224
International Paper	40,165	920,180
MeadWestvaco	15,431	371,424
Monsanto	49,668	3,768,808
Newmont Mining	44,612	1,912,070
Nucor	28,608	1,167,206
Owens-Illinois	15,690 b	427,082
Pactiv	12,383 b	279,237
PPG Industries	15,245	894,577
Praxair	27,928	2,103,537
Sealed Air	14,981	297,223

Sigma-Aldrich	11,165	534,245
Titanium Metals	9,232 a,b	107,368
United States Steel	13,180 a	585,587
Vulcan Materials	11,295 a	499,126
Weyerhaeuser	19,162	764,564
		29,802,199
Telecommunication Services--2.9%
American Tower, Cl. A	36,506 b	1,549,680
AT & T	538,238	13,649,715
CenturyTel	27,000	918,270
Frontier Communications	30,647 a	233,224
Metropcs Communications	23,707 a,b	133,470
Qwest Communications International	137,601 a	579,300
Sprint Nextel	270,806 b	888,244
Verizon Communications	259,029	7,620,633
Windstream	39,366	405,863
		25,978,399
Utilities--3.6%
AES	60,519 b	764,355
Allegheny Energy	15,747	329,899
Ameren	21,334	545,083
American Electric Power	43,721	1,514,932
CenterPoint Energy	36,041	502,772
CMS Energy	21,168 a	321,119
Consolidated Edison	25,556 a	1,117,819
Constellation Energy Group	18,811	607,219
Dominion Resources	54,765	2,051,497
DTE Energy	15,258	641,446
Duke Energy	118,727	1,962,557
Edison International	29,577	985,506
Entergy	17,175	1,310,624
EQT	12,286	540,830
Exelon	60,054	2,739,663
FirstEnergy	27,700	1,208,274
FPL Group	37,614	1,834,059
Integrys Energy	7,174	300,232
Nicor	4,221	171,035

NiSource	26,037	371,027
Northeast Utilities	16,271	411,982
Pepco Holdings	20,296	333,260
PG & E	33,730	1,424,755
Pinnacle West Capital	9,397	336,601
PPL	34,242	1,009,797
Progress Energy	25,384	989,214
Public Service Enterprise Group	46,007	1,407,354
Questar	16,238	673,552
SCANA	10,316	367,353
Sempra Energy	22,391	1,136,343
Southern	72,854	2,331,328
TECO Energy	20,077 a	312,599
Wisconsin Energy	10,994	538,046
Xcel Energy	42,245	877,851
		31,969,983
Total Common Stocks
(cost $858,940,359)		872,411,917

	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.02%, 3/11/10
(cost $1,269,969)	1,270,000 [d]	1,269,967

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,298,000)	4,298,000 [e]	4,298,000

Investment of Cash Collateral for
Securities Loaned--4.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $41,669,830)	41,669,830 [e]	41,669,830

Total Investments (cost $906,178,158)	103.8%	919,649,714
Liabilities, Less Cash and Receivables	(3.8%)	(33,264,370)
Net Assets	100.0%	886,385,344

a	Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's securities on loan is
$40,244,999 and the total market value of the collateral held by the fund is $41,669,830.
b	Non-income producing security.
c	Investment in Real Estate Investment Trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $906,178,158.

Net unrealized appreciation on investments was $13,471,556 of which $189,702,307 related to appreciated investment securities and $176,230,751 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	254	13,594,080	March 2010	(764,593)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	872,411,917	-	-	872,411,917
U.S. Treasury	-	1,269,967	-	1,269,967
Mutual Funds	45,967,830	-	-	45,967,830
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	(764,593)	-	-	(764,593)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange, are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.3%
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,208,824
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000	176,129
General Dynamics,
Gtd. Notes	4.25	5/15/13	125,000	133,110
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	488,377
Northrop Grumman Systems,
Gtd. Debs.	7.75	3/1/16	540,000	654,483
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	180,049
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000	3,005,321
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	57,575
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000	66,163
				6,970,031
Agriculture--.2%
Altria Group,
Gtd. Notes	9.25	8/6/19	1,100,000	1,356,644
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,320,564
Archer Daniels,
Sr. Unscd. Notes	5.45	3/15/18	130,000	141,399
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	811,440
Reynolds American,
Gtd. Notes	7.63	6/1/16	170,000	192,192
				4,822,239
Asset - Backed Certificates--.0%
AEP Texas Central Transition Funding,
Ser. 2002-1, Cl. A4	5.96	7/15/15	550,000	601,305

Asset-Backed Ctfs./Auto Receivables--.0%
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	700,000	717,315

Asset-Backed Ctfs./Credit Cards--.1%
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000	206,656
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000	636,140
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000	532,415
Citibank Credit Card Issuance
Trust, Ser. 2003-A10, Cl. A10	4.75	12/10/15	500,000	540,479
				1,915,690
Asset-Backed Ctfs./Home Equity Loans--.0%
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	200,000 a	191,215

Automobile Manufacturers--.0%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	225,000	252,602
Daimler Finance North America,
Gtd. Notes	7.30	1/15/12	400,000 b	440,262
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	249,303
				942,167
Banks--2.9%
Bank of America,
Gtd. Notes	3.13	6/15/12	3,000,000 b	3,132,840
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000	364,932
Bank of America,
Sr. Unscd. Notes	5.38	6/15/14	275,000	291,213
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000 b	597,259
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000	975,662
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	2,450,000	2,502,570
Bank of America,
Jr. Sub. Notes	7.80	2/15/10	500,000	501,071
Bank of America,
Sub. Notes	7.80	9/15/16	235,000	262,546
Bank One,
Sub. Notes	5.90	11/15/11	500,000	535,343
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,454,081
BB & T,
Sr. Unscd. Notes	3.38	9/25/13	3,400,000	3,483,456
BB & T,

Sub. Notes	4.75	10/1/12	325,000	343,386
BB & T,
Sub. Notes	4.90	6/30/17	150,000	151,260
Citigroup,
Gtd. Bonds	2.13	4/30/12	3,500,000	3,572,520
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	4,400,000	4,625,069
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	1,400,000	1,480,447
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	940,514
Dresdner Bank New York,
Sub. Notes	7.25	9/15/15	145,000	156,669
Fifth Third Bank,
Sr. Unscd. Notes	4.20	2/23/10	200,000	200,344
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	1,035,126
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	228,417
Golden West Financial,
Sr. Unscd. Notes	4.75	10/1/12	1,000,000	1,049,547
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	4,350,000	4,557,347
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,431,537
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	582,510
JP Morgan Chase,
Sub. Notes	6.00	10/1/17	150,000	161,209
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	91,356
KFW,
Govt Gtd. Bonds	4.00	10/15/13	1,400,000	1,494,493
KFW,
Gov't Gtd. Bonds	4.13	10/15/14	1,200,000	1,275,943
KFW,
Gov. Gtd. Bonds	4.50	7/16/18	1,800,000	1,899,130
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000	1,358,137
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000	693,406
KFW,
Gov't Gtd. Notes	8.00	2/15/10	35,000	35,090
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	350,000 b	373,233
Mercantile Bankshares,

Sub. Notes, Ser. B	4.63	4/15/13	200,000	204,723
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,471,090
National City Bank,
Sr. Unscd. Notes	4.50	3/15/10	1,275,000	1,279,811
National City,
Sub. Notes	6.88	5/15/19	1,800,000	2,007,628
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000 b	1,603,835
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	238,501
Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	950,000	1,047,581
Royal Bank of Scotland Group,
Sub. Notes	5.00	10/1/14	175,000	162,625
Royal Bank of Scotland Group,
Sr. Sub. Notes	6.38	2/1/11	410,000	415,219
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000 b	527,429
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	500,000 a	512,224
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	205,109
Suntrust Capital VIII,
Gtd. Secs.	6.10	12/15/36	335,000 a	246,568
U.S. Bank,
Sub. Notes	4.95	10/30/14	45,000	48,422
U.S. Bank,
Sub. Notes	6.38	8/1/11	100,000	108,191
UBS,
Sub. Notes	5.88	7/15/16	75,000	78,867
UBS,
Sr. Unscd. Notes	5.88	12/20/17	760,000	802,912
Union Planters,
Sr. Unscd. Notes	4.38	12/1/10	400,000	400,642
Wachovia Bank,
Sub. Notes	5.00	8/15/15	250,000	257,877
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000	440,670
Wachovia,
Sub. Notes	5.25	8/1/14	200,000	212,038
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,160,085
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	4,540,000	4,779,980
Wells Fargo & Co.,

Sub. Notes	6.38	8/1/11	420,000	447,648
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000	924,300
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	482,896
				61,904,534
Building & Construction--.0%
CRH America,
Gtd. Notes	5.30	10/15/13	500,000	528,719

Chemicals--.4%
Dow Chemical,
Sr. Unscd. Notes	6.00	10/1/12	2,200,000	2,388,784
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000	2,036,450
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000	2,053,577
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	6.00	7/15/18	560,000	623,274
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000	162,557
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	200,000	217,317
Praxair,
Sr. Unscd. Notes	6.38	4/1/12	100,000	110,478
				7,592,437
Commercial Mortgage Pass-Through Ctfs.--3.1%
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000	994,989
Banc of America Commercial
Mortgage, Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000 a	1,573,012
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000	901,753
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	300,000 a	279,235
Banc of America Commercial
Mortgage, Ser. 2000-2, Cl. A2	7.20	9/15/32	240,428 a	241,253
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A4	4.68	8/13/39	350,000 a	361,096
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10,
Cl. A2	4.74	3/13/40	400,000	414,997
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000	903,222

Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. A4	5.20	12/11/38	2,630,000	2,546,507
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.72	9/11/38	850,000 a	891,670
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	175,000	184,593
Bear Stearns Commercial Mortgage
Securities, Ser. 2001-TOP2,
Cl. A2	6.48	2/15/35	229,494	237,669
Chase Commercial Mortgage
Securities, Ser. 2000-3, Cl. A2	7.32	10/15/32	365,195	373,127
Chase Commercial Mortgage
Securities, Ser. 2000-2, Cl. A2	7.63	7/15/32	179,217	181,899
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.73	3/15/49	225,000 a	227,147
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.10	12/10/49	1,100,000 a	1,042,350
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.22	7/15/44	1,900,000 a	1,964,173
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.36	1/15/46	85,000 a	85,376
Commercial Mortgage Pass Through
Certificates, Ser. 2004-LB4A,
Cl. A5	4.84	10/15/37	4,000,000	3,975,148
Commercial Mortgage Pass-Through
Certificates, Ser. 2005-LP5,
Cl. A2	4.63	5/10/43	739,821	743,793
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.83	6/15/38	1,500,000 a	1,353,733
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A5	5.11	7/15/36	1,245,000 a	1,252,057
CS First Boston Mortgage
Securities, Ser. 2002-CKP1,
Cl. A3	6.44	12/15/35	675,000	717,599
CS First Boston Mortgage
Securities, Ser. 2001-CK3,
Cl. A4	6.53	6/15/34	368,199	383,573
CS First Boston Mortgage
Securities, Ser. 2000-C1,

Cl. A2	7.55	4/15/62	49,167	49,353
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.82	5/15/46	1,000,000 a	866,281
DLJ Commercial Mortgage,
Ser. 2000-CKP1, Cl. A1B	7.18	11/10/33	294,635	299,696
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3	6.27	12/10/35	1,250,000	1,329,168
GMAC Commercial Mortgage
Securities, Ser. 2003-C1, Cl. B	4.19	5/10/36	4,700,000	4,458,983
Greenwich Capital Commercial
Funding, Ser. 2005-GG5, Cl. A5	5.22	4/10/37	4,500,000 a	4,452,516
GS Mortgage Securities Corporation
II, Ser. 2005-GG4, Cl. A4A	4.75	7/10/39	2,700,000	2,713,361
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	775,000	784,611
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.80	8/10/45	1,000,000 a	872,063
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000	996,338
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000 a	592,801
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.12	7/15/41	150,000	151,402
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000	1,070,302
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000	328,444
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000	226,089
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000 a	495,284
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000 a	937,223
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LD11, Cl. A4	5.82	6/15/49	1,855,000 a	1,698,431
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	475,000	486,257

LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	4,028,000 a	4,036,333
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000	393,577
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000 a	267,346
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000	1,080,768
LB-UBS Commercial Mortgage Trust,
Ser. 2000-C3, Cl. A2	7.95	5/15/25	59,751 a	59,846
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.23	11/12/37	375,000 a	387,606
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000 a	516,063
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.83	6/12/50	1,000,000 a	897,532
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. ASB	5.75	6/12/50	692,000 a	678,425
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.75	6/12/50	1,200,000 a	1,038,413
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000	1,008,069
Morgan Stanley Capital I,
Ser. 2004-T15, Cl. A4	5.27	6/13/41	3,160,000 a	3,215,389
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000 a	1,144,228
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000 a	503,793
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000	513,903
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP1, Cl. A4	6.66	2/15/33	104,036	107,057
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000 a	812,293
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000 a	817,117
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C31, Cl. A4	5.51	4/15/47	2,500,000	2,087,562
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000	146,067
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,150,000 a	1,114,643
				65,464,604
Consumer Products--.2%

Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000	245,546
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	2,625,000	2,883,187
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	306,134
				3,434,867
Diversified Financial Services--4.2%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/18	250,000	275,059
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-5	5.31	7/1/21	45,000	49,489
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	748,464
American Express,
Sr. Unscd. Notes	7.00	3/19/18	2,600,000	2,922,988
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	106,684
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	520,652
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	596,203
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	310,110
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	1,600,000	1,604,352
BP Capital Markets,
Gtd. Notes	5.25	11/7/13	2,500,000	2,760,845
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000 b	210,417
Capital One Capital III,
Gtd. Cap. Secs.	7.69	8/15/36	200,000	190,000
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	1,000,000	1,147,742
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	2,600,000	2,935,837
Citigroup Funding,
Gtd. Notes	1.88	10/22/12	4,900,000	4,941,919
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000	3,164,515
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	1,075,000	1,145,334
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	885,000	896,422

Citigroup,
Sub. Notes	6.13	8/25/36	575,000	489,395
Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000	98,361
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000	700,807
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	750,000	773,719
Credit Suisse USA,
Gtd. Notes	5.38	3/2/16	200,000 b	212,894
Credit Suisse USA,
Gtd. Notes	5.50	8/15/13	1,000,000 b	1,105,572
Credit Suisse USA,
Gtd. Notes	6.50	1/15/12	1,300,000	1,422,357
General Electric Capital,
Gtd. Notes	2.13	12/21/12	4,000,000	4,058,108
General Electric Capital,
Gtd. Notes	2.20	6/8/12	3,000,000 b	3,065,646
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	391,482
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	5,700,000	6,091,881
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	650,000	698,959
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	1,000,000	1,039,126
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,367,319
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	2,000,000	1,857,946
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,445,000	1,480,934
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000	318,422
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	2,800,000	2,963,531
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	15,000	15,825
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	475,569
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	724,705
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	204,845
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	2,725,000	2,971,351

Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,180,000	2,162,196
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,161,032
HSBC Finance,
Sr. Unscd. Notes	4.75	7/15/13	700,000 b	741,271
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	2,625,000 b	2,807,288
HSBC Finance,
Sr. Unscd. Notes	8.00	7/15/10	630,000	649,952
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	173,933
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	31,729
JP Morgan Chase Capital XX,
Gtd. Notes, Ser. T	6.55	9/29/36	50,000	47,392
JP Morgan Chase XVII,
Gtd. Debs., Ser. Q	5.85	8/1/35	310,000	278,589
JPM Chase Capital XXV,
Bonds, Ser. Y	6.80	10/1/37	1,250,000	1,263,439
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	2,500,000 b	2,601,952
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000	2,678,376
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	250,000	267,088
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,000,000	2,164,288
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	707,176
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	1,000,000	1,057,690
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000	596,971
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,235,000	1,335,121
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000	587,387
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	65,000	68,120
Merrill Lynch & Co.,
Notes	6.88	4/25/18	1,450,000	1,567,908
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	162,838
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	2,000,000 b	2,035,662

Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000	1,618,813
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000	1,140,031
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000	185,354
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	1,100,000	1,204,711
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	344,996
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	4.38	10/1/10	600,000	615,545
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,172,251
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	100,000	91,567
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000	390,256
Toyota Motor Credit,
Sr. Unscd. Notes	4.35	12/15/10	150,000 b	155,179
				89,121,887
Diversified Metals & Mining--.4%
Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	393,581
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	578,282
Alcoa,
Sr. Unscd. Notes	6.00	1/15/12	250,000	264,392
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	1,200,000	1,526,784
BHP Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000	1,256,195
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	895,000	974,634
Inco,
Unsub. Bonds	7.20	9/15/32	100,000	102,416
Noranda,
Gtd. Notes	5.50	6/15/17	165,000	170,596
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	1,820,000	2,024,242
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	542,585
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	928,679

				8,762,386
Electric Utilities--1.5%
Cincinnati Gas & Electric,
Sr. Unscd. Bonds	5.70	9/15/12	185,000	202,784
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000	158,238
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000	167,215
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	657,607
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	215,173
Constellation Energy Group,
Sr. Unscd. Notes	7.00	4/1/12	225,000	246,087
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	250,000	277,830
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000	217,827
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000	2,239,975
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	107,205
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	1,710,000	1,810,252
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	75,000	82,178
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	2,500,000	2,628,175
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	7,000	7,547
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	1,210,000	1,365,481
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000	1,101,641
Florida Power & Light,
First Mortgage Debs.	5.65	2/1/35	25,000	25,123
Florida Power,
First Mortgage Bonds	6.40	6/15/38	1,000,000	1,095,834
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,616,400
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	28,492
MidAmerican Energy Holdings,
Sr. Unscd. Notes	5.88	10/1/12	950,000	1,049,731
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	1,250,000	1,290,016

NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	159,798
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	1,813,863
Northern States Power,
First Mortgage Bonds	6.25	6/1/36	750,000	824,020
Ohio Power,
Sr. Unscd. Notes, Ser. F	5.50	2/15/13	1,500,000	1,630,927
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	194,021
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	281,013
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000	108,526
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	485,961
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	804,518
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000	1,061,863
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	500,000	528,899
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	571,093
Public Service Company of
Colorado, First Mortgage
Bonds, Ser. 10	7.88	10/1/12	350,000	406,335
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000	221,163
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000 b	226,208
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	74,131
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	494,789
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	107,984
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000	2,147,348
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	157,773
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000	1,663,629
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	539,914
				31,094,587

Food & Beverages--.8%
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	1,000,000	1,063,173
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000 b	153,645
Anheuser-Bush Inbev Worldwide,
Gtd. Notes	5.38	1/15/20	2,500,000 c	2,569,023
Bottling Group,
Gtd. Notes	4.63	11/15/12	350,000	378,359
Coca-Cola Enterprises,
Sr. Unscd. Debs.	6.70	10/15/36	250,000	292,293
Coca-Cola Enterprises,
Sr. Unscd. Debs.	6.95	11/15/26	175,000	202,872
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/22	100,000	131,448
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	381,280
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	786,516
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	139,460
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,429,403
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	125,000	137,233
H.J. Heinz,
Sr. Unscd. Debs.	6.38	7/15/28	100,000	105,699
Hershey,
Sr. Unscd. Notes	5.30	9/1/11	750,000	797,285
Hershey,
Sr. Unscd. Debs.	8.80	2/15/21	30,000	38,877
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	421,529
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	2,975,000	3,190,295
Kraft Foods,
Sr. Unscd. Notes	6.25	6/1/12	225,000	245,716
Kroger,
Gtd. Notes	7.50	4/1/31	800,000 b	942,123
Nabisco,
Sr. Unscd. Notes	7.55	6/15/15	640,000	746,492
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000	947,495
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,240,293
Safeway,

Sr. Unscd. Notes	4.95	8/16/10	125,000	127,990
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	210,000	231,079
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	300,000	321,141
SYSCO,
Sr. Unscd. Notes	5.38	9/21/35	350,000	352,897
				17,373,616
Foreign/Governmental--2.3%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	3,500,000	3,566,517
Asian Development Bank,
Sr. Unscd. Notes	4.50	9/4/12	1,750,000	1,880,629
European Investment Bank,
Sr. Unscd. Notes	3.25	2/15/11	2,000,000	2,062,282
European Investment Bank,
Sr. Unscd. Bonds	3.25	5/15/13	2,600,000	2,711,670
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	500,000	546,440
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000	380,932
European Investment Bank,
Sr. Unscd. Bonds	4.88	1/17/17	850,000	931,534
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000	4,113,386
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000	2,432,305
Federal Republic of Brazil,
Sr. Unscd. Bonds	7.13	1/20/37	575,000	641,988
Federal Republic of Brazil,
Unscd. Bonds	8.25	1/20/34	1,000,000	1,235,000
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	500,000	722,500
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000	564,902
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	9/20/12	1,530,000	1,640,244
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000	166,165
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	700,000	768,825
International Bank for
Reconstruction & Development,
Unsub. Bonds	7.63	1/19/23	700,000	925,909
Japan Finance,

Gov't Gtd. Bonds	2.00	6/24/11	2,500,000	2,538,228
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	25,000	29,443
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000	13,405
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000	610,155
Province of Ontario Canada,
Bonds	4.10	6/16/14	3,000,000	3,184,278
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000 b	1,088,572
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000	755,216
Province of Quebec Canada,
Bonds	5.13	11/14/16	125,000	137,089
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000	252,274
Province of Quebec Canada,
Unscd. Debs, Ser. PD	7.50	9/15/29	250,000	324,447
Province of Saskatchewan Canada,
Debs.	7.38	7/15/13	500,000	570,595
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	625,000	691,688
Republic of Finland,
Bonds	6.95	2/15/26	25,000	30,696
Republic of Hungary,
Sr. Unscd. Notes	4.75	2/3/15	125,000 b	126,452
Republic of Italy,
Sr. Unscd. Notes	4.50	1/21/15	50,000	53,121
Republic of Italy,
Sr. Unscd. Notes	5.25	9/20/16	155,000	167,500
Republic of Italy,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000	1,570,260
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	550,000	556,708
Republic of Italy,
Sr. Unscd. Notes	6.00	2/22/11	1,725,000	1,826,171
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	610,000	709,975
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000	212,036
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000	1,162,412
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	1,540,000	1,555,400

Republic of Poland,
Sr. Unscd. Notes	5.25	1/15/14	250,000	267,609
Republic of South Africa,
Sr. Unscd. Notes	6.50	6/2/14	170,000	186,150
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	791,000	834,505
United Mexican States,
Notes	5.95	3/19/19	1,200,000	1,273,800
United Mexican States,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000	1,413,700
United Mexican States,
Notes	9.88	2/1/10	1,525,000	1,532,625
				48,965,738
Health Care--1.0%
Abbott Laboratories,
Sr. Unscd. Notes	5.13	4/1/19	1,500,000	1,582,917
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	170,000	191,718
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	331,186
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000	442,196
Amgen,
Sr. Unscd. Notes	6.40	2/1/39	570,000	634,567
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000	587,050
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	700,000	779,134
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000	446,239
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000	651,289
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000	749,297
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000	239,314
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	3,200,000	3,414,646
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000	807,063
Johnson & Johnson,
Unscd. Debs.	4.95	5/15/33	170,000	169,173
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000	520,915
Merck & Co.,
Sr. Unscd. Debs.	6.40	3/1/28	150,000	164,847

Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000	2,695,536
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000	551,163
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000	56,975
Schering-Plough,
Gtd. Notes	5.30	12/1/13	1,000,000 a	1,111,463
Schering-Plough,
Gtd. Notes	6.50	12/1/33	1,380,000 a	1,565,291
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	88,933
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000	318,903
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	907,366
Wellpoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000	1,077,448
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000	70,620
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000	392,231
WellPoint,
Sr. Unscd. Notes	6.80	8/1/12	300,000	334,155
Wyeth,
Gtd. Notes	5.50	2/1/14	150,000	166,373
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000	208,976
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	222,608
				21,479,592
Industrial--.2%
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	7/2/19	179,460	175,871
Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	2,000,000	2,160,512
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000	1,811,286
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	150,000	166,862
				4,314,531
Machinery--.1%
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000	404,427
Caterpillar,

Sr. Unscd. Debs.	7.30	5/1/31	125,000	152,705
Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000	906,229
				1,463,361
Manufacturing--.3%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	788,817
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000	535,125
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,045,973
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000	1,382,152
Honeywell International,
Sr. Unscd. Notes	6.13	11/1/11	175,000	191,211
Tyco International Finance,
Gtd. Notes	6.88	1/15/21	1,235,000	1,437,025
				5,380,303
Media--1.0%
AOL Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,298,945
CBS,
Gtd. Notes	5.50	5/15/33	250,000	214,980
CBS,
Gtd. Debs.	7.88	7/30/30	80,000	87,974
Comcast Cable Communications
Holdings, Gtd. Notes	8.38	3/15/13	4,000,000	4,649,996
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000	408,787
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	600,000	633,128
Comcast,
Gtd. Notes	6.45	3/15/37	200,000	207,231
Comcast,
Gtd. Notes	6.95	8/15/37	1,515,000	1,661,323
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000	490,624
COX Communications,
Unscd. Notes	7.13	10/1/12	275,000	308,837
News America Holdings,
Gtd. Debs.	7.75	12/1/45	100,000	119,515
News America Holdings,
Gtd. Debs.	8.25	8/10/18	150,000	183,102
News America,
Gtd. Notes	6.20	12/15/34	250,000	255,254
News America,

Gtd. Notes	6.40	12/15/35	1,000,000	1,047,228
News America,
Gtd. Notes	6.65	11/15/37	360,000	386,957
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	912,378
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	2,500,000	2,692,225
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000	362,072
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	557,685
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000	1,206,624
Time Warner,
Gtd. Debs.	6.50	11/15/36	200,000	213,695
Time Warner,
Gtd. Notes	6.88	5/1/12	250,000	276,813
Time Warner,
Gtd. Debs.	6.95	1/15/28	325,000	357,387
Viacom,
Sr. Unscd. Notes	5.63	9/15/19	1,500,000 b	1,584,399
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	255,303
Walt Disney,
Sr. Unscd. Notes, Ser. B	6.38	3/1/12	100,000	110,580
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000 b	178,857
Walt Disney,
Sr. Unscd. Debs.	7.55	7/15/93	100,000	117,238
				20,779,137
Oil & Gas--1.6%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	300,000	316,789
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	379,023
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	154,745
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	405,691
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000	377,658
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	1,180,000	1,245,822
Conoco,
Sr. Unscd. Notes	6.95	4/15/29	125,000	142,525
ConocoPhillips,

Gtd. Notes	5.90	10/15/32	500,000	516,154
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000	1,118,213
ConocoPhillips,
Sr. Unscd. Notes	8.75	5/25/10	200,000	205,425
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000	345,428
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000	712,616
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	1,055,000	1,176,767
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	995,000	1,087,707
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	75,000	82,761
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000	1,359,630
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	212,216
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000	1,466,452
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	677,114
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000	1,186,752
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000	394,805
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	373,941
Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	20,719
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000	1,579,299
Nexen,
Sr. Unscd. Notes	5.20	3/10/15	150,000	159,774
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	118,591
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	1,200,000	1,211,792
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	600,074
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	64,431
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	214,141
Pemex Project Funding Master

Trust, Gtd. Bonds	6.63	6/15/35	1,760,000	1,639,412
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000 b	449,822
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	2,200,000	2,186,505
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000	642,029
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	467,726
Plains All America Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	572,251
Sempra Energy,
Sr. Unscd. Notes	6.00	10/15/39	1,100,000	1,117,852
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	500,000	502,813
Shell International Finance,
Gtd. Notes	5.63	6/27/11	500,000	533,842
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	565,815
Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000	271,676
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,715,141
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,023,412
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	201,772
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	425,794
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	81,742
Texas Eastern Transmission,
Sr. Unscd. Notes	7.30	12/1/10	140,000	146,879
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	208,689
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	78,751
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	812,481
Transocean,
Sr. Unscd. Notes	7.50	4/15/31	875,000	1,021,257
Valero Energy,
Gtd. Notes	6.63	6/15/37	115,000	108,631
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	177,418
XTO Energy,

Sr. Unscd. Notes	4.90	2/1/14	800,000	868,274
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	731,614
				34,458,653
Paper & Forest Products--.1%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	1,856,984

Property & Casualty Insurance--.7%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	385,154
Aetna,
Gtd. Debs.	7.63	8/15/26	50,000	53,651
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	134,461
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	175,000	171,877
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	350,000	390,083
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	491,628
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	804,010
AON,
Jr. Sub. Debs.	8.21	1/1/27	70,000	73,577
AXA,
Sub. Bonds	8.60	12/15/30	165,000	198,398
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	2,016,208
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	571,137
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	102,784
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000	605,966
Marsh & McLennan Cos.,
Sr. Unscd. Bonds	5.88	8/1/33	275,000	248,786
MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000	240,225
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	260,000	281,601
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,508,760
Nationwide Financial Services,
Sr. Unscd. Notes	6.25	11/15/11	350,000	374,504
Principal Financial Group,

Gtd. Notes	6.05	10/15/36	225,000	212,627
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	103,816
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000	367,687
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000	266,584
Prudential Financial,
Sr. Unscd. Notes	7.38	6/15/19	1,100,000	1,268,696
Swiss Re Solutions Holding,
Sr. Unscd. Notes	7.00	2/15/26	150,000	153,991
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000	1,061,701
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000	264,655
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000	339,869
XL Capital,
Sr. Unscd. Notes	6.38	11/15/24	1,400,000	1,358,181
				14,050,617
Real Estate Investment Trusts--.2%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	514,258
Brandywine Operating Partnership,
Gtd. Notes	5.75	4/1/12	37,000	38,330
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000	622,630
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	98,777
Prologis,
Sr. Unscd. Notes	5.63	11/15/16	2,400,000	2,338,589
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	101,529
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	198,213
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	1,400,000	1,426,599
				5,338,925
Retail--.6%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000 b	544,513
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	2,200,000	2,365,231
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	106,798
CVS Caremark,

Sr. Unscd. Notes	6.25	6/1/27	500,000	515,210
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000	2,732,832
Lowe's,
Sr. Unscd. Notes	6.65	9/15/37	850,000	966,125
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,142,832
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	807,434
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	428,457
Target,
Sr. Unscd. Notes	5.88	3/1/12	100,000	109,132
Target,
Sr. Unscd. Debs.	7.00	7/15/31	125,000	142,441
Target,
Sr. Unscd. Notes	7.00	1/15/38	380,000	438,949
Wal-Mart Stores,
Sr. Unscd. Notes	4.13	2/15/11	75,000	77,607
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	580,706
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	870,000	978,573
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	827,411
				12,764,251
State/Territory General Obligations--.2%
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	1,600,000	1,572,016
State of California Build America
Taxable Various Purpose, Bonds	7.50	4/1/34	1,000,000	988,860
State of Illinois Taxable Pension
Funding, Bonds	5.10	6/1/33	1,530,000	1,295,696
State of New Jersey Build America
Turnpike Revenue, Bonds	7.41	1/1/40	780,000	905,923
				4,762,495
Technology--.3%
Electronic Data Systems,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	125,000 a	141,065
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000 b	610,816
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000	622,327
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000	667,292
International Business Machines,

Sr. Unscd. Debs.	7.00	10/30/25	225,000	282,862
International Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000	88,544
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000	392,946
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000	689,495
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	1,000,000	1,038,036
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000	1,251,752
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000	164,289
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000	556,873
				6,506,297
Telecommunications--1.5%
America Movil,
Gtd. Notes	6.38	3/1/35	100,000	105,085
AT & T,
Sr. Unscd. Notes	5.10	9/15/14	250,000	272,097
AT & T,
Sr. Unscd. Notes	5.88	8/15/12	775,000	855,603
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000	1,537,296
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	1,000,000	1,064,686
AT&T,
Gtd. Notes	8.00	11/15/31	470,000 a	582,513
BellSouth Telecommunications,
Sr. Unscd. Debs.	6.38	6/1/28	550,000	564,470
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000	103,936
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000	603,266
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000 a	224,682
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	850,000	1,074,261
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	1,900,000	1,884,139
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000	560,890
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	630,000	641,903

Deutsche Telekom International
Finance, Gtd. Bonds	8.50	6/15/10	215,000 a	221,024
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000 a	1,161,686
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	150,000	165,240
France Telecom,
Sr. Unscd. Notes	8.50	3/1/31	220,000 a	292,263
GTE,
Gtd. Debs.	6.94	4/15/28	100,000	107,052
KPN,
Sr. Unscd. Bonds	8.00	10/1/10	250,000	261,678
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000	315,123
Motorola,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000	1,462,369
New Cingular Wireless Services,
Sr. Unscd. Notes	7.88	3/1/11	1,225,000	1,316,274
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	250,000	284,827
New Cingular Wireless Services,
Sr. Unscd. Notes	8.75	3/1/31	720,000	936,038
New Jersey Bell Telephone,
Sr. Unscd. Debs.	8.00	6/1/22	25,000	28,524
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000	341,172
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000	305,250
Rogers Communications,
Gtd. Notes	6.38	3/1/14	760,000	852,063
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	3,000,000	3,154,641
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	900,000	962,092
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000	105,840
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000	197,374
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000	1,296,920
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	200,000	208,430
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000	1,588,343
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000	552,424

Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	1,500,000	1,576,056
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	500,000	527,862
Verizon Global Funding,
Sr. Unscd. Notes	7.38	9/1/12	500,000	568,335
Verizon Global Funding,
Sr. Unscd. Notes	7.75	12/1/30	690,000 b	824,719
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000	596,449
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	1,000,000	1,035,885
Vodafone Group,
Sr. Unscd. Notes	7.75	2/15/10	580,000	581,350
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000	151,559
				32,053,689
Transportation--.2%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	114,292
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	125,536
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000	116,313
CSX,
Sr. Unscd. Notes	6.15	5/1/37	1,100,000	1,139,209
Federal Express,
Sr. Unscd. Notes	9.65	6/15/12	225,000	261,390
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000	10,075
Norfolk Southern,
Sr. Unscd. Notes	7.05	5/1/37	825,000	982,829
Norfolk Southern,
Sr. Unscd. Notes	7.80	5/15/27	250,000	310,849
Union Pacific,
Sr. Unscd. Debs.	6.63	2/1/29	325,000	355,431
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000	474,740
United Parcel Service,
Sr. Unscd. Debs.	8.38	4/1/30	10,000 a	13,268
				3,903,932
U.S. Government Agencies--6.8%
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	2,750,000	2,827,368
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	2,700,000	2,985,517

Federal Home Loan Banks,
Bonds, Ser. 421	3.88	6/14/13	2,500,000	2,666,392
Federal Home Loan Banks,
Bonds, Ser. 567	4.38	9/17/10	2,800,000	2,870,658
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	6,800,000	7,359,531
Federal Home Loan Banks,
Bonds, Ser. 616	4.63	2/18/11	1,000,000	1,043,476
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000,000	5,428,635
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000	1,084,720
Federal Home Loan Banks,
Bonds	4.88	11/18/11	3,000,000	3,209,184
Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	2,179,296
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000	2,878,296
Federal Home Loan Banks,
Bonds	5.13	8/14/13	1,260,000	1,396,326
Federal Home Loan Banks,
Bonds	5.38	8/19/11	3,400,000	3,632,703
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000	359,299
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000	339,076
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000	517,237
Federal Home Loan Mortgage Corp.,
Notes	2.50	4/23/14	4,800,000 d	4,844,165
Federal Home Loan Mortgage Corp.,
Notes	4.13	9/27/13	3,800,000 d	4,084,521
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000 d	2,143,189
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	3,200,000 d	3,471,427
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000 d	1,519,815
Federal Home Loan Mortgage Corp.,
Notes	4.75	1/18/11	1,250,000 d	1,302,037
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	1,000,000 d	1,100,256
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000 d	1,356,291
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000 d	909,149

Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,125,000 d	1,230,204
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000 d	833,041
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000 d	721,428
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	6,000,000 d	6,399,018
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000 d	2,342,831
Federal Home Loan Mortgage Corp.,
Notes	5.50	9/15/11	500,000 d	537,833
Federal Home Loan Mortgage Corp.,
Notes	5.50	7/18/16	5,000,000 d	5,668,815
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	2,500,000 d	2,730,103
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000 d	1,187,217
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000 d	495,746
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	2,500,000 d	2,604,268
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000 d	1,796,640
Federal National Mortgage
Association, Notes	1.75	8/10/12	7,800,000 d	7,876,510
Federal National Mortgage
Association, Notes	2.00	1/9/12	3,700,000 d	3,774,592
Federal National Mortgage
Association, Notes	2.75	3/13/14	4,500,000 d	4,597,726
Federal National Mortgage
Association, Notes	3.88	2/15/10	1,025,000 d	1,026,498
Federal National Mortgage
Association, Bonds	4.38	3/15/13	7,605,000 d	8,230,732
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000 d	913,877
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,400,000 d	1,534,221
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000 d	1,639,464
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000 d	221,742
Federal National Mortgage
Association, Notes	5.00	3/15/16	240,000 d	265,491
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000 d	1,323,637

Federal National Mortgage
Association, Notes	5.13	4/15/11	2,500,000 d	2,640,567
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000 d	398,845
Federal National Mortgage
Association, Sub. Notes	5.25	8/1/12	1,000,000 d	1,086,541
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000 d	1,371,150
Federal National Mortgage
Association,	5.38	11/15/11	1,250,000 d	1,350,755
Federal National Mortgage
Association, Notes	5.38	6/12/17	2,760,000 d	3,107,788
Federal National Mortgage
Association, Notes	5.50	3/15/11	1,200,000 d	1,267,211
Federal National Mortgage
Association, Bonds	6.00	5/15/11	2,450,000 d	2,622,367
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000 d	1,363,900
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000 d	1,571,058
Federal National Mortgage
Association, Notes	6.63	11/15/10	3,350,000 d	3,517,212
Financing (FICO),
Bonds	8.60	9/26/19	40,000	53,944
Financing (FICO),
Bonds, Ser. E	9.65	11/2/18	510,000	721,546
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000	815,993
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000	716,325
Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	1,750,000	1,975,508
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000	187,587
				144,228,495
U.S. Government Agencies/Mortgage-Backed--35.0%
Federal Home Loan Mortgage Corp.:
4.50%			7,800,000 d,e	7,878,000
2.75%, 10/1/32			9,913 a,d	10,156
3.50%, 6/1/19			40,680 d	40,233
4.00%, 8/1/18 - 5/1/39			15,094,230 d	15,125,274
4.13%, 2/1/35			698,923 a,d	713,901
4.43%, 12/1/34			46,087 a,d	47,224
4.50%, 5/1/10 - 11/1/39			38,596,333 d	39,535,721
4.65%, 2/1/34			603,094 a,d	626,420
4.70%, 6/1/34			40,606 a,d	41,929

4.71%, 8/1/35	519,433 a,d	538,702
4.79%, 4/1/33	21,018 a,d	21,678
4.98%, 6/1/35	17,654 a,d	18,540
5.00%, 12/1/17 - 9/1/39	62,567,321 d	65,353,772
5.03%, 12/1/34	59,559 a,d	62,176
5.12%, 8/1/34	27,556 a,d	28,812
5.22%, 11/1/33	29,669 a,d	31,163
5.31%, 3/1/37	403,816 a,d	425,274
5.44%, 3/1/36	24,561 a,d	25,839
5.48%, 2/1/37	1,401,627 a,d	1,480,551
5.50%, 8/1/16 - 1/1/40	57,517,950 d	61,141,420
5.65%, 4/1/36	776,628 a,d	818,600
5.67%, 8/1/37	322,083 a,d	340,907
6.00%, 12/1/13 - 10/1/38	35,589,955 d	38,211,371
6.20%, 6/1/36	33,451 a,d	34,479
6.50%, 12/1/12 - 3/1/39	18,639,093 d	20,143,341
7.00%, 12/1/12 - 7/1/37	495,528 d	547,262
7.50%, 7/1/10 - 11/1/33	213,532 d	240,449
8.00%, 2/1/17 - 10/1/31	97,285 d	111,634
8.50%, 10/1/18 - 6/1/30	3,460 d	3,923
Federal National Mortgage Association:
5.00%	3,400,000 d,e	3,533,345
2.78%, 11/1/32	19,645 a,d	19,984
2.86%, 6/1/34	389,294 a,d	400,595
3.08%, 10/1/34	31,888 a,d	32,757
3.50%, 7/1/39	12,405,583 d	11,698,848
3.65%, 1/1/35	571,814 a,d	586,297
4.00%, 9/1/18 - 8/1/39	32,639,802 d	32,416,590
4.02%, 9/1/33	20,703 a,d	21,084
4.11%, 9/1/33	55,123 a,d	57,267
4.24%, 6/1/34	138,856 a,d	144,713
4.50%, 4/1/18 - 1/1/40	94,100,092 d	95,839,481
4.59%, 3/1/34	574,375 a,d	599,012
4.83%, 9/1/35	1,054,897 a,d	1,102,724
4.88%, 8/1/35	137,548 a,d	143,882
4.89%, 5/1/33	22,448 a,d	23,483
5.00%, 5/1/10 - 2/1/40	71,347,648 d	74,545,057
5.02%, 1/1/35	35,592 a,d	37,655
5.10%, 12/1/35	35,293 a,d	36,737
5.13%, 11/1/36	517,483 a,d	527,867
5.21%, 6/1/35	111,049 a,d	117,734
5.27%, 11/1/35	23,500 a,d	24,841
5.44%, 2/1/37	1,151,148 a,d	1,216,117
5.50%, 2/1/14 - 12/1/38	87,229,299 d	92,653,261
5.68%, 3/1/37	217,454 a,d	230,458
5.97%, 11/1/36	75,545 a,d	79,209

5.97%, 2/1/37	16,151 a,d	17,232
5.99%, 12/1/36	96,938 a,d	102,960
6.00%, 6/1/11 - 11/1/38	56,510,764 d	60,623,506
6.50%, 1/1/11 - 9/1/38	14,909,565 d	16,138,993
7.00%, 4/1/11 - 3/1/38	2,540,674 d	2,801,261
7.50%, 8/1/15 - 3/1/32	203,809 d	230,756
8.00%, 2/1/13 - 8/1/30	65,960 d	74,514
8.50%, 9/1/15 - 7/1/30	27,034 d	29,282
9.00%, 4/1/16 - 10/1/30	4,037 d	4,692
Government National Mortgage Association I:
4.50%, 1/15/19 - 1/15/40	10,020,377	10,200,547
5.00%, 1/15/17 - 9/15/39	30,911,071	32,303,200
5.50%, 9/15/20 - 11/15/38	23,848,395	25,308,374
6.00%, 10/15/13 - 4/15/39	18,114,157	19,383,554
6.50%, 2/15/24 - 2/15/39	5,536,476	5,948,298
7.00%, 10/15/11 - 8/15/32	219,177	244,140
7.50%, 9/15/11 - 10/15/32	155,582	174,543
8.00%, 2/15/17 - 3/15/32	43,611	49,942
8.25%, 6/15/27	3,982	4,594
8.50%, 10/15/26	11,878	13,789
9.00%, 2/15/22 - 2/15/23	11,875	13,677
Government National Mortgage Association II:
3.50%, 5/20/34	28,100	26,658
6.50%, 2/20/28	2,110	2,308
8.50%, 7/20/25	1,396	1,610
		743,386,179
U.S. Government Securities--32.3%
U.S. Treasury Bonds:
3.50%, 2/15/39	2,500,000 b	2,095,315
4.25%, 5/15/39	5,200,000 b	4,983,878
4.38%, 2/15/38	2,480,000 b	2,438,152
4.38%, 11/15/39	6,200,000	6,066,316
4.50%, 2/15/36	3,800,000 b	3,830,282
4.50%, 5/15/38	2,900,000 b	2,908,158
4.50%, 8/15/39	5,600,000	5,594,753
4.75%, 2/15/37	2,900,000	3,034,128
5.00%, 5/15/37	955,000 b	1,038,116
5.25%, 11/15/28	1,440,000 b	1,601,101
5.25%, 2/15/29	1,200,000	1,334,251
5.38%, 2/15/31	1,405,000 b	1,590,724
5.50%, 8/15/28	2,000,000	2,286,876
6.00%, 2/15/26	1,600,000 b	1,921,501
6.13%, 11/15/27	1,605,000	1,961,111
6.13%, 8/15/29	1,400,000 b	1,722,876
6.25%, 8/15/23	2,610,000	3,189,911
6.25%, 5/15/30	2,060,000	2,577,577

6.38%, 8/15/27	1,300,000 b	1,628,251
6.50%, 11/15/26	770,000	973,569
6.63%, 2/15/27	800,000	1,024,500
6.88%, 8/15/25	1,000,000 b	1,301,563
7.13%, 2/15/23	1,575,000 b	2,064,727
7.25%, 5/15/16	2,300,000 b	2,883,807
7.25%, 8/15/22	870,000	1,150,847
7.50%, 11/15/24	1,900,000 b	2,599,437
7.63%, 2/15/25	660,000	913,069
7.88%, 2/15/21	805,000	1,101,341
8.00%, 11/15/21	2,670,000 b	3,704,208
8.13%, 8/15/19	2,050,000	2,801,934
8.13%, 5/15/21	1,500,000 b	2,090,157
8.75%, 5/15/17	775,000	1,060,055
8.75%, 5/15/20	775,000 b	1,111,035
8.75%, 8/15/20	2,000,000	2,875,938
8.88%, 8/15/17	2,725,000	3,763,906
8.88%, 2/15/19	1,000,000 b	1,417,188
9.00%, 11/15/18	660,000 b	939,469
U.S. Treasury Notes:
0.75%, 11/30/11	15,000,000 b	15,008,790
0.88%, 12/31/10	17,500,000	17,596,390
0.88%, 4/30/11	7,000,000	7,042,385
1.00%, 9/30/11	9,000,000	9,055,899
1.00%, 12/31/11	20,000,000 b	20,085,940
1.13%, 6/30/11	10,000,000	10,094,540
1.13%, 1/15/12	14,000,000	14,089,698
1.25%, 11/30/10	26,000,000	26,218,374
1.38%, 2/15/12	10,800,000	10,915,603
1.38%, 5/15/12	5,000,000 b	5,043,755
1.38%, 9/15/12	18,000,000	18,085,788
1.50%, 10/31/10	13,500,000 b	13,629,735
1.50%, 7/15/12	9,500,000 b	9,600,196
1.50%, 12/31/13	6,800,000	6,713,409
1.75%, 11/15/11	13,000,000 b	13,244,777
1.75%, 8/15/12	15,000,000 b	15,233,205
1.75%, 3/31/14	3,200,000	3,173,251
1.88%, 6/15/12	7,800,000 b	7,954,175
1.88%, 2/28/14	2,900,000	2,895,696
1.88%, 4/30/14	8,915,000	8,871,825
2.00%, 9/30/10	4,400,000 b	4,452,941
2.00%, 11/30/13	8,500,000 b	8,568,399
2.13%, 4/30/10	4,675,000 b	4,699,291
2.13%, 11/30/14	41,150,000 b	40,892,936
2.25%, 5/31/14	3,500,000 b	3,533,089
2.38%, 8/31/14	5,500,000	5,553,713

2.38%, 10/31/14	13,000,000 b	13,084,279
2.38%, 3/31/16	4,000,000	3,898,440
2.50%, 3/31/13	2,600,000	2,686,330
2.63%, 6/30/14	9,000,000 b	9,213,048
2.63%, 7/31/14	5,000,000	5,110,550
2.63%, 12/31/14	4,400,000 b	4,465,661
2.63%, 2/29/16	300,000	297,188
2.75%, 10/31/13	5,600,000	5,803,442
2.75%, 11/30/16	12,600,000	12,378,517
2.75%, 2/15/19	8,200,000	7,710,567
2.88%, 1/31/13	3,495,000 b	3,653,369
3.00%, 8/31/16	5,800,000	5,815,863
3.00%, 9/30/16	5,500,000	5,503,872
3.13%, 4/30/13	6,600,000	6,944,956
3.13%, 8/31/13	6,700,000 b	7,039,717
3.13%, 9/30/13	3,000,000	3,150,939
3.13%, 10/31/16	5,700,000	5,738,743
3.13%, 5/15/19	6,715,000 b	6,485,750
3.25%, 5/31/16	2,500,000	2,555,470
3.25%, 6/30/16	4,600,000 b	4,697,755
3.25%, 7/31/16	2,500,000 b	2,550,197
3.25%, 12/31/16	6,600,000	6,677,860
3.38%, 11/30/12	790,000 b	836,475
3.38%, 6/30/13	3,425,000	3,630,771
3.38%, 7/31/13	6,500,000 b	6,891,527
3.38%, 11/15/19	11,000,000	10,792,023
3.50%, 5/31/13	2,370,000	2,522,756
3.50%, 2/15/18	6,035,000	6,111,856
3.63%, 5/15/13	2,700,000	2,887,526
3.63%, 8/15/19	9,400,000	9,427,175
3.75%, 11/15/18	6,515,000	6,651,411
3.88%, 2/15/13	1,150,000	1,236,879
3.88%, 5/15/18	6,200,000	6,426,691
4.00%, 2/15/14	2,700,000	2,925,283
4.00%, 2/15/15	3,600,000 b	3,888,846
4.00%, 8/15/18	3,500,000	3,649,299
4.13%, 8/31/12	1,200,000	1,292,345
4.13%, 5/15/15	2,000,000 b	2,169,220
4.25%, 9/30/12	800,000	864,813
4.25%, 8/15/13	2,800,000 b	3,054,845
4.25%, 11/15/13	3,921,000 b	4,286,453
4.25%, 8/15/14	2,700,000 b	2,956,503
4.25%, 11/15/14	7,400,000 b	8,092,596
4.25%, 8/15/15	1,305,000	1,421,329
4.25%, 11/15/17	2,530,000 b	2,703,345
4.38%, 8/15/12	225,000	243,668

4.50%, 2/28/11	3,500,000 b	3,657,503
4.50%, 9/30/11	676,000 b	719,518
4.50%, 11/30/11	3,500,000 b	3,741,720
4.50%, 3/31/12	2,950,000	3,175,631
4.50%, 11/15/15	3,800,000	4,190,393
4.50%, 2/15/16	425,000 b	467,467
4.50%, 5/15/17	1,800,000	1,962,283
4.63%, 8/31/11	700,000	744,598
4.63%, 10/31/11	4,300,000 b	4,596,468
4.63%, 11/15/16	2,000,000	2,205,626
4.63%, 2/15/17	2,252,000 b	2,479,137
4.75%, 3/31/11	1,800,000	1,891,829
4.75%, 5/15/14	2,400,000 b	2,675,064
4.75%, 8/15/17	2,300,000	2,542,220
4.88%, 4/30/11	9,600,000	10,133,251
4.88%, 5/31/11	9,200,000	9,742,662
4.88%, 7/31/11	4,500,000 b	4,792,504
4.88%, 8/15/16	2,530,000 b	2,830,637
5.00%, 2/15/11	3,400,000	3,566,151
5.00%, 8/15/11	4,125,000 b	4,410,046
5.13%, 5/15/16	1,350,000	1,530,036
6.50%, 2/15/10	5,100,000	5,113,750
		685,428,469
Total Bonds and Notes
(cost $2,033,250,529)		2,092,559,247

Other Investment--1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $28,460,000)	28,460,000 [f]	28,460,000

Investment of Cash Collateral for
Securities Loaned--11.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $252,050,706)	252,050,706 [f]	252,050,706

Total Investments (cost $2,313,761,236)	111.7%	2,373,069,953
Liabilities, Less Cash and Receivables	(11.7%)	(249,351,886)
Net Assets	100.0%	2,123,718,067

a	Variable rate security--interest rate subject to periodic change.
b	Security, or portion thereof, on loan. At January 31, 2010 the total market value of the fund's securities on loan is $249,118,995 and the total market value of the collateral held by the fund is $255,739,357, consisting of cash collateral of $252,050,706 and U.S. Government and Agency securities valued at $3,688,651.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities had a total market value of $2,569,023 or .1% of net assets.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Purchased on a forward commitment basis.
f	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $2,313,761,236.

Net unrealized appreciation on investments was $59,308,718 of which $66,917,755 related to appreciated investment securities and $7,609,037 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury	-	685,428,469	-	685,428,469
Asset-Backed	-	3,425,525	-	3,425,525
Corporate Bonds		396,897,742	-	396,897,742
Foreign Government	-	48,965,738	-	48,965,738
Municipal Bonds	-	4,762,495	-	4,762,495
U.S. Government	-	887,614,674	-	887,614,674
Agencies/Mortgage-Backed
Commercial Mortgage-Backed	-	65,464,604	-	65,464,604
Mutual Funds	280,510,706	-	-	280,510,706

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates fair value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2010 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--12.8%
Autoliv	139,910 a	5,989,547
Darden Restaurants	96,470	3,565,531
Gap	285,740	5,451,919
Home Depot	357,410	10,011,054
Liberty Media-Starz, Ser. A	29,570 b	1,386,833
Limited Brands	196,490	3,737,240
Newell Rubbermaid	258,970	3,514,223
News, Cl. A	804,960	10,150,546
Target	236,330	12,116,639
Time Warner	301,323	8,271,316
Whirlpool	63,370 a	4,764,157
		68,959,005
Consumer Staples--9.2%
Clorox	72,800	4,307,576
Coca-Cola Enterprises	322,430	6,509,862
CVS Caremark	127,700	4,133,649
Energizer Holdings	47,270 b	2,623,485
Nestle, ADR	136,090	6,465,636
PepsiCo	221,610	13,212,388
Philip Morris International	174,630	7,947,411
Unilever, ADR	135,470 a	4,134,544
		49,334,551
Energy--10.2%
Alpha Natural Resources	131,880 b	5,355,647
Chevron	125,580	9,056,830
ConocoPhillips	152,330	7,311,840
ENSCO International, ADR	155,760	6,079,313
Hess	140,420	8,114,872
Newfield Exploration	118,080 b	5,778,835
Occidental Petroleum	129,970	10,181,850

Valero Energy	143,920	2,651,006
		54,530,193
Exchange Traded Funds--.5%
Standard & Poor's Depository
Receipts (S&P 500 ETF Trust)	24,150 a	2,593,469
Financial--12.6%
American Express	141,450	5,327,007
Bank of America	850,050	12,903,759
Capital One Financial	120,470	4,440,524
Franklin Resources	40,250 a	3,985,957
Genworth Financial, Cl. A	350,600 b	4,852,304
Goldman Sachs Group	17,870	2,657,626
JPMorgan Chase & Co.	350,220	13,637,567
Lincoln National	181,150	4,452,667
MetLife	148,510	5,245,373
Morgan Stanley	114,740	3,072,737
Wells Fargo & Co.	248,270	7,058,316
		67,633,837
Health Care--16.4%
Abbott Laboratories	110,270	5,837,694
Alexion Pharmaceuticals	86,610 a,b	4,016,106
AmerisourceBergen	267,260	7,285,508
Amgen	145,330 b	8,498,898
CIGNA	119,270	4,027,748
Covidien	81,470	4,119,123
Hospira	79,260 b	4,013,726
Human Genome Sciences	162,370 a,b	4,297,934
King Pharmaceuticals	311,540 a,b	3,741,595
Mednax	48,790 b	2,774,199
Merck & Co.	339,337	12,955,887
Pfizer	830,524	15,497,578
Teva Pharmaceutical Industries,
ADR	31,930	1,811,070
Universal Health Services, Cl. B	182,970	5,335,405
WellPoint	66,760 b	4,253,947
		88,466,418
Industrial--11.2%

Cummins	73,030	3,298,035
Delta Air Lines	493,200 b	6,031,836
Dover	147,350	6,318,368
FedEx	54,570	4,275,559
General Electric	265,650	4,271,652
Norfolk Southern	200,210	9,421,883
Parker Hannifin	86,550	4,839,010
Raytheon	147,780 a	7,748,105
Stanley Works	54,770 a	2,806,963
Textron	235,350 a	4,596,386
Tyco International	183,220	6,491,485
		60,099,282
Information Technology--19.6%
Apple	59,130 b	11,360,056
BMC Software	113,270 b	4,376,753
Cisco Systems	495,510 b	11,134,110
EMC	369,440 b	6,158,565
Google, Cl. A	22,150 b	11,726,653
Hewlett-Packard	212,520	10,003,316
International Business Machines	61,260	7,497,611
Microsoft	577,830	16,283,249
Motorola	596,860 b	3,670,689
NetApp	101,260 b	2,949,704
Oracle	136,950	3,158,067
QUALCOMM	156,150	6,119,518
Sybase	110,900 a,b	4,510,303
Teradata	125,890 b	3,521,143
Vishay Intertechnology	418,820 b	3,157,903
		105,627,640
Materials--2.4%
Dow Chemical	245,440	6,648,970
E.I. du Pont de Nemours & Co.	190,110	6,199,487
		12,848,457
Telecommunication Services--1.6%
AT & T	330,710	8,386,806
Utilities--3.2%
American Electric Power	106,150	3,678,097

Mirant	175,250 b	2,465,767
PG & E	98,040 a	4,141,210
Public Service Enterprise Group	221,940	6,789,145
		17,074,219
Total Common Stocks
(cost $470,109,130)		535,553,877

Preferred Stocks--.4%
Financial
Bank of America (Convertible)
(cost $2,100,900)	140,060 [b]	2,114,906

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,837,000)	1,837,000 [c]	1,837,000
Investment of Cash Collateral for
Securities Loaned--4.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $24,981,529)	24,981,529 [c]	24,981,529
Total Investments (cost $499,028,559)	105.1%	564,487,312
Liabilities, Less Cash and Receivables	(5.1%)	(27,257,392)
Net Assets	100.0%	537,229,920

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's securities on loan is
$24,377,839 and the total market value of the collateral held by the fund is $24,981,529.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $499,028,559. Net unrealized appreciation on investments was $65,458,753 of which $77,292,380 related to appreciated investment securities and $11,833,627 related to depreciated investment securities.

100-808-95	1/31/2010

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	510,595,204	-	-	510,595,204
Equity Securities - Foreign+	24,480,110	-	-	24,480,110
Mutual Funds/Exchange Traded Funds	29,411,998	-	-	29,411,998

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange, are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
January 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--15.5%	Principal Amount ($)	Value ($)
Allied Irish Banks (Yankee)
0.58%, 3/15/10	20,000,000	20,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
0.33%, 3/29/10	20,000,000	20,000,000
Bank of Nova Scotia (Yankee)
0.31%, 3/29/10	20,000,000	20,000,000
Credit Industriel et Commercial (Yankee)
0.26%, 3/30/10	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $80,000,000)		80,000,000
Commercial Paper--35.8%
Abbey National North America LLC
0.12%, 2/1/10	20,000,000	20,000,000
Barclays U.S. Funding Corp.
0.42%, 5/5/10	20,000,000	19,978,300
BNP Paribas Finance Inc.
0.11%, 2/1/10	20,000,000	20,000,000
Danske Corp., Inc.
0.20%, 3/29/10	20,000,000 a	19,993,778
General Electric Capital Corp.
0.11%, 2/1/10	20,000,000	20,000,000
Natixis US Finance Company LLC
0.30%, 2/1/10	20,000,000	20,000,000
Societe Generale N.A. Inc.
0.23%, 3/26/10	20,000,000	19,993,228
Svenska Handelsbanken Inc.,
0.20%, 3/29/10	20,000,000	19,993,933
U.S. Bank NA
0.20%, 3/30/10	25,000,000	24,992,083
Total Commercial Paper
(cost $184,951,322)		184,951,322

Asset-Backed Commercial Paper--25.2%
Barton Capital LLC
0.22%, 2/12/10	25,000,000 a	24,998,320
CAFCO LLC
0.32%, 7/6/10	20,000,000 a	19,972,445
Cancara Asset Securitisation Ltd.
0.26%, 3/15/10	20,000,000 a	19,993,933
Govco Inc.
0.19%, 4/21/10	20,000,000 a	19,991,661
LMA Americas LLC
0.23%, 3/22/10	20,000,000 a	19,993,739
Manhattan Asset Funding Company LLC
0.25%, 2/22/10	25,000,000 a	24,996,354
Total Asset-Backed Commercial Paper
(cost $129,946,452)		129,946,452
Short-Term Bank Notes--4.8%
Bank of America N.A.
0.21%, 2/18/10
(cost $25,000,000)	25,000,000	25,000,000
Time Deposits--12.9%
Commerzbank AG (Grand Cayman)
0.13%, 2/1/10	25,000,000	25,000,000
DnB NOR Bank ASA (Grand Cayman)
0.12%, 2/1/10	20,000,000	20,000,000
KBC Bank N.V. (Grand Cayman)
0.11%, 2/1/10	21,500,000	21,500,000
Total Time Deposits
(cost $66,500,000)		66,500,000
Repurchase Agreement--5.8%
RBS Securities
0.11%, dated 1/29/10, due 2/1/10 in the amount of
$30,000,275 (fully collateralized by $31,600,000 U.S.
Treasury Notes, 3.125%, due 5/15/19, value
$30,602,212)
(cost $30,000,000)	30,000,000	30,000,000
Total Investments (cost $516,397,774)	100.0%	516,397,774
Liabilities, Less Cash and Receivables	(.0%)	(7,278)

Net Assets	100.0%	516,390,496

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $149,940,230 or 29.0% of net assets.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	516,397,774
Level 3 - Significant Unobservable Inputs	-
Total	516,397,774

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves

January 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.1%
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	0.20	2/7/10	5,000,000 a,b	5,000,000

California--5.1%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.20	2/7/10	8,300,000 a	8,300,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
Allied Irish Banks)	0.33	2/1/10	2,500,000 a	2,500,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	0.30	2/7/10	2,800,000 a	2,800,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Union Bank of
California)	0.25	2/7/10	5,000,000 a	5,000,000
California Pollution Control
Financing Authority, SWDR,
Refunding (MarBorg Industries
Project) (LOC; Wachovia Bank)	0.25	2/7/10	3,920,000 a	3,920,000

Connecticut--5.9%
Connecticut Health and Educational
Facilities Authority, Revenue

(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	0.25	2/7/10	9,100,000 a	9,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Klingberg Family Centers
Issue) (LOC; Allied Irish
Banks)	0.38	2/7/10	2,500,000 a	2,500,000
Hartford,
GO Notes, GAN	2.00	4/15/10	3,000,000	3,008,704
New Haven,
GO Notes, BAN	1.25	2/15/10	5,000,000	5,000,662
Seymour,
GO Notes, BAN	2.00	8/12/10	600,000	604,976
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; Wachovia Bank)	0.25	2/7/10	6,230,000 a	6,230,000

Florida--4.4%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wachovia Bank)	0.33	2/7/10	900,000 a	900,000
Hillsborough County Industrial
Development Authority, Revenue
(Tampa Metropolitan Area YMCA
Project) (LOC; Bank of America)	0.23	2/7/10	6,200,000 a	6,200,000
Jacksonville Health Facilities
Authority, Health Facilities
Revenue (River Garden/Coves
Project) (LOC; Wachovia Bank)	0.28	2/7/10	700,000 a	700,000
Manatee County School District,
GO Notes, TAN	1.00	5/1/10	4,000,000	4,005,850
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wachovia Bank)	0.38	2/7/10	355,000 a	355,000
Palm Beach County School District,
Revenue, TAN	0.75	2/1/10	4,000,000	4,000,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)

(LOC; Wachovia Bank)	0.33	2/7/10	1,280,000 a	1,280,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project) (LOC;
Wachovia Bank)	0.33	2/7/10	1,720,000 a	1,720,000
Volusia County Industrial
Development Authority, IDR
(Easter Seals Society of
Volusia and Flager Counties
Inc. Project) (LOC; Wachovia
Bank)	0.38	2/7/10	345,000 a	345,000

Illinois--3.3%
Chicago Board of Education,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.25	2/7/10	1,900,000 a	1,900,000
Chicago O'Hare International
Airport, Revenue (Insured;
Assured Guaranty Municipal Corp. and
Liquidity Facility; Citibank NA)	0.25	2/7/10	2,810,000 a,b	2,810,000
Illinois Finance Authority,
Revenue (Beloit Memorial
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.21	2/1/10	9,825,000 a	9,825,000

Indiana--4.4%
Elkhart County,
Revenue (Hubbard Hill Estates,
Inc. Project) (LOC; Fifth
Third Bank)	0.51	2/7/10	2,655,000 a	2,655,000
Indiana Health and Educational
Facility Financing Authority,
Educational Facilities Revenue
(University of Evansville
Project) (LOC; Fifth Third
Bank)	0.39	2/7/10	9,800,000 a	9,800,000
Indiana Health Facility Financing
Authority, Health Care
Facility Revenue (United
Church Homes, Inc. Project)
(LOC; Allied Irish Banks)	1.00	2/7/10	3,100,000 a	3,100,000
Vigo County,

EDR (Sisters of Providence of
Saint-Mary's of the Woods
Project) (LOC; Allied Irish
Banks)	0.70	2/7/10	4,000,000 a	4,000,000

Iowa--1.8%
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University
Project)	1.50	12/1/10	4,500,000	4,518,528
Ringgold County Hospital,
HR, BAN (Ringgold County
Hospital Project)	1.50	10/1/10	3,700,000	3,712,183

Kentucky--1.8%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.25	2/7/10	5,000,000 a	5,000,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.25	1/1/11	3,000,000	3,014,963

Maryland--.9%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Bank)	0.25	2/7/10	3,800,000 a	3,800,000

Massachusetts--3.9%
Massachusetts,
GO Notes, RAN	2.50	4/29/10	3,000,000	3,015,410
Massachusetts,
GO Notes, RAN	2.50	5/27/10	10,000,000	10,066,266
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	0.75	2/7/10	100,000 a	100,000
Wachusett Regional School

District, GO Notes, RAN	1.50	6/30/10	4,000,000	4,012,226

Michigan--1.6%
Michigan,
GO Notes	2.00	9/30/10	5,000,000	5,048,323
Michigan Municipal Bond Authority,
State Aid Revenue (LOC; Bank
of Nova Scotia)	1.50	8/23/10	1,905,000 c	1,914,963

Minnesota--2.5%
Puttable Floating Option Tax
Exempt Receipts (Saint Paul
Port Authority, MFHR
(Burlington Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.25	2/7/10	4,080,000 a,b	4,080,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.36	4/9/10	7,000,000	7,000,000

Missouri--1.7%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.30	2/25/10	5,000,000	5,000,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Catholic Diocese of Kansas
City - Saint Joseph - Saint
Pius X High School Project)
(LOC; Allied Irish Banks)	0.45	2/7/10	2,680,000 a,c	2,680,000

Nevada--1.1%
Las Vegas Convention and Visitors
Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis
Bank and State Street Bank and
Trust Co.)	0.25	4/7/10	5,000,000	5,000,000

New Jersey--25.4%
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	0.28	2/7/10	1,785,000 a	1,785,000
New Jersey Economic Development
Authority, Revenue (The
Montclair Art Museum Project)
(LOC; JPMorgan Chase Bank)	0.20	2/7/10	3,400,000 a	3,400,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.28	2/7/10	100,000 a	100,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Underwood-Memorial
Hospital Issue) (LOC; UBS AG)	0.18	2/7/10	31,885,000 a	31,885,000
New Jersey Housing and Mortgage
Finance Agency, MFHR (LOC;
Dexia Credit Locale)	0.18	2/7/10	3,300,000 a	3,300,000
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	0.29	2/7/10	3,970,000 a	3,970,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.25	2/7/10	3,430,000 a	3,430,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.30	2/7/10	27,000,000 a,d	27,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia
Credit Locale)	0.25	2/7/10	6,500,000 a	6,500,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.24	2/7/10	11,910,000 a	11,910,000

Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch and Company Inc.)	0.65	2/7/10	20,180,000 a,b	20,180,000

Ohio--1.8%
Akron,
Street Improvement Special
Assessment Notes	3.50	10/1/10	1,000,000	1,004,840
Bellevue City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes	1.45	6/2/10	2,005,000	2,010,306
Blue Ash,
EDR (Ursuline Academy of
Cincinnati Project) (LOC;
Fifth Third Bank)	0.39	2/7/10	5,100,000 a	5,100,000

Oklahoma--1.0%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.80	3/1/10	4,500,000	4,500,000

Pennsylvania--10.6%
Berks County Industrial
Development Authority, Revenue
(Kutztown Resource Management,
Inc. Project) (LOC; Wachovia
Bank)	0.33	2/7/10	3,645,000 a	3,645,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	0.33	2/7/10	6,910,000 a	6,910,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.47	7/15/10	2,500,000	2,500,000
Delaware County Industrial
Development Authority, PCR, CP

(Exelon Generation Company LLC
Project) (LOC; BNP Paribas)	0.27	2/12/10	5,000,000	5,000,000
Harrisburg Authority,
Revenue (Haverford Township
School District Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	2.25	2/7/10	3,285,000 a	3,285,000
Lawrence County Industrial
Development Authority, Revenue
(Villa Maria Project) (LOC;
Allied Irish Banks)	0.36	2/7/10	2,025,000 a	2,025,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wachovia Bank)	0.43	2/7/10	540,000 a	540,000
Montgomery County Industrial
Development Authority, Revenue
(Waverly Heights Limited
Project) (LOC; M&T Bank)	0.20	2/7/10	3,650,000 a	3,650,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wachovia Bank)	0.58	2/7/10	270,000 a	270,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP (PPL
Electric Utilities) (LOC;
Wachovia Bank)	0.50	4/1/10	4,000,000	4,000,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP (PPL
Electric Utilities) (LOC;
Wachovia Bank)	0.62	9/1/10	4,900,000	4,900,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (LOC;
Allied Irish Banks)	0.30	2/7/10	440,000 a	440,000
Philadelphia,
GO Notes, TRAN	2.50	6/30/10	10,000,000	10,072,300

Tennessee--10.5%

Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; KBC Bank)	0.21	2/1/10	17,000,000 a	17,000,000
Oak Ridge Industrial Development
Board, Revenue (Oak Ridge
Associated Universities
Project) (LOC; Allied Irish
Banks)	0.38	2/7/10	27,545,000 a	27,545,000
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility Districts
Interim Loan Program)	1.25	3/1/11	2,175,000 c	2,187,615

Texas--6.2%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.25	2/7/10	5,000,000 a,b	5,000,000
Crawford Education Facilities
Corporation, Revenue (I.F.
Obligated Group Project) (LOC;
Allied Irish Banks)	0.48	2/7/10	425,000 a	425,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.45	6/10/10	4,000,000	4,000,000
Tarrant County Health Facilities
Development Corporation,
Revenue (The Cumberland Rest,
Inc. Project) (LOC; HSH
Nordbank)	0.30	2/1/10	17,775,000 a	17,775,000
Texas,
TRAN	2.50	8/31/10	500,000	505,750

Washington--3.1%
Washington Higher Education

Facilities Authority, Revenue,
Refunding (Saint Martin's
University Project) (LOC; Key
Bank)	0.35	2/7/10	8,765,000 a	8,765,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	0.30	2/1/10	4,845,000 a	4,845,000

Wisconsin--.9%
Wisconsin Rural Water Construction
Loan Program Commmission,
Revenue, BAN	1.50	11/15/10	4,000,000	4,023,379

Wyoming--1.7%
Sweetwater County,
HR (Memorial Hospital Project)
(LOC; Key Bank)	0.78	2/7/10	7,750,000 a	7,750,000

Total Investments (cost $448,657,244)			100.7%	448,657,244
Liabilities, Less Cash and Receivables			(.7%)	(3,017,860)
Net Assets			100.0%	445,639,384

a	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to $37,070,000 or 8.3% of net assets.
c	Purchased on a delayed delivery basis.
d	Partially purchased on a delayed delivery basis.

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	448,657,244
Level 3 - Significant Unobservable Inputs	-
Total	448,657,244

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
January 31, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--7.0%	of Purchase (%)	Amount ($)	Value ($)
4/1/10	0.21	10,000,000	9,996,558
6/17/10	0.32	25,000,000	24,969,778
Total U.S. Treasury Bills
(cost $34,966,336)			34,966,336

U.S. Treasury Notes--38.2%
2/16/10	0.45	25,000,000	25,043,819
3/1/10	0.13	75,000,000	75,107,423
5/17/10	0.54	25,000,000	25,282,940
6/1/10	0.27	30,000,000	30,230,805
8/16/10	0.17	10,000,000	10,207,921
11/1/10	0.34	25,000,000	25,217,804
Total U.S. Treasury Notes
(cost $191,090,712)			191,090,712

Repurchase Agreements--54.4%
Citigroup Global Markets Holdings Inc.
dated 1/29/10, due 2/1/10 in the amount of
$70,000,583 (fully collateralized by $71,108,600 U.S.
Treasury Notes, 1.38%, due 11/15/12, value
$71,400,057)	0.10	70,000,000	70,000,000
Goldman, Sachs & Co.
dated 1/29/10, due 2/1/10 in the amount of
$62,000,258 (fully collateralized by $59,156,700 U.S.
Treasury Notes, 5.13%, due 6/30/11, value $63,240,030)	0.05	62,000,000	62,000,000
JP Morgan Chase & Co.
dated 1/29/10, due 2/1/10 in the amount of
$70,000,525 (fully collateralized by $62,530,000
Treasury Inflation Protected Security, 2.38%, due
1/15/27, value $71,404,934)	0.09	70,000,000	70,000,000

RBS Securities
dated 1/29/10, due 2/1/10 in the amount of
$70,000,583 (fully collateralized by $70,750,000 U.S.
Treasury Notes, 0.88%, due 2/28/11, value $71,400,890)	0.10	70,000,000	70,000,000
Total Repurchase Agreements
(cost $272,000,000)			272,000,000
Total Investments (cost $498,057,048)		99.6%	498,057,048
Cash and Receivables (Net)		.4%	1,996,741
Net Assets		100.0%	500,053,789

At January 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	498,057,048
Level 3 - Significant Unobservable Inputs	-
Total	498,057,048

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Fund
January 31, 2010 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--13.7%
American Greetings, Cl. A	36,050	666,204
Blyth	6,795	190,872
Bon-Ton Stores	20,300 a,b	177,625
Cato, Cl. A	10,310	210,840
Charming Shoppes	68,000 b	395,080
Cooper Tire & Rubber	28,550	486,206
Corinthian Colleges	22,900 a,b	320,600
Cracker Barrel Old Country Store	4,900	181,104
Deckers Outdoor	1,000 a,b	98,170
Dillard's, Cl. A	38,100 a	630,936
DSW, Cl. A	23,050 b	555,505
Gymboree	4,770 b	186,078
Helen of Troy	13,600 b	320,552
JAKKS Pacific	19,100 b	210,100
Jo-Ann Stores	4,250 b	148,835
Jones Apparel Group	41,500	599,260
JOS. A. Bank Clothiers	4,250 b	178,117
La-Z-Boy	52,200 b	529,830
Lithia Motors, Cl. A	36,700 b	286,260
LodgeNet Interactive	28,800 a,b	157,536
M/I Homes	16,550 b	170,796
Media General, Cl. A	17,050 a,b	138,957
Modine Manufacturing	19,600 b	186,396
O'Charleys	7,500 b	55,500
Rent-A-Center	36,891 b	737,820
Saks	22,800 a,b	146,832
Scholastic	15,600 a	466,440
Smith & Wesson Holding	12,250 a,b	48,510
Spartan Motors	31,800	190,800
Stage Stores	18,300	236,436

Standard Motor Products	13,750 b	107,800
Sturm Ruger & Co.	29,250 a	304,785
True Religion Apparel	11,175 a,b	215,789
UniFirst	4,550	228,592
World Wrestling Entertainment, Cl.
A	16,400 a	262,400
		10,027,563
Consumer Staples--4.0%
American Italian Pasta, Cl. A	16,150 b	553,299
Andersons	15,890	428,712
Central Garden & Pet	27,600 b	263,304
Chiquita Brands International	37,096 a,b	544,198
Del Monte Foods	38,575	438,983
Fresh Del Monte Produce	24,450 b	497,069
Sanderson Farms	3,700 a	172,975
Spartan Stores	4,550	61,607
		2,960,147
Energy--4.7%
ATP Oil & Gas	9,925 a,b	143,615
Complete Production Services	9,200 b	115,276
GulfMark Offshore	13,900 b	341,245
Helix Energy Solutions Group	14,850 b	157,558
Holly	13,935 a	363,703
Hornbeck Offshore Services	2,825 b	60,766
Matrix Service	21,650 b	218,449
Petroleum Development	25,550 b	535,528
Ship Finance International	10,700 a	154,829
Stone Energy	45,550 a,b	726,067
VAALCO Energy	24,650 b	104,270
World Fuel Services	22,000 a	528,660
		3,449,966
Financial--33.0%
Acadia Realty Trust	5,425 c	86,420
Advance America Cash Advance
Centers	24,850	120,026
American Equity Investment Life
Holding	30,326 a	222,593

AmTrust Financial Services	9,625	115,211
Argo Group International Holdings	13,400 b	358,316
Aspen Insurance Holdings	10,146	270,188
BancFirst	1,625	65,488
BioMed Realty Trust	22,596 c	329,224
Boston Private Financial Holdings	67,700	485,409
Broadpoint Gleacher Securities	35,050 b	141,952
Calamos Asset Management, Cl. A	19,000	246,050
Cash America International	18,100	680,379
CBL & Associates Properties	13,525 a,c	135,250
Cedar Shopping Centers	13,481 a,c	94,097
Community Bank System	14,755	308,527
Community Trust Bancorp	4,800	121,584
Corporate Office Properties Trust	11,650 a,c	415,788
CVB Financial	35,182 a	337,044
Delphi Financial Group, Cl. A	28,950	586,237
Dime Community Bancshares	13,066	157,968
Dollar Financial	6,900 b	155,595
Douglas Emmett	5,275 a	72,953
DuPont Fabros Technology	21,250	353,175
East West Bancorp	42,450	697,453
Encore Capital Group	9,700 b	152,969
Entertainment Properties Trust	12,640 c	441,262
Equity Lifestyle Properties	4,900 c	236,768
F.N.B.	48,950 a	347,056
Fifth Street Finance	14,350 a	157,132
First Financial Bankshares	6,825 a	362,066
First Potomac Realty Trust	18,325 c	249,220
Flagstone Reinsurance Holdings	17,850	186,890
FPIC Insurance Group	2,950 b	111,952
GFI Group	40,650	197,965
Hercules Technology Growth Capital	17,300	174,038
Highwoods Properties	4,010 a,c	121,142
Horace Mann Educators	16,475	197,535
Hospitality Properties Trust	12,375 c	273,735
HRPT Properties Trust	78,250 c	521,927
International Bancshares	39,900 a	831,516

Investment Technology Group	15,075 b	309,037
Knight Capital Group, Cl. A	37,291 b	583,231
LaSalle Hotel Properties	39,375 c	793,406
Lexington Realty Trust	24,355 a,c	144,912
MB Financial	4,750	96,330
Meadowbrook Insurance Group	8,100	54,674
Medical Properties Trust	52,275 a,c	523,273
National Financial Partners	34,150 b	288,567
National Health Investors	6,250 c	212,625
National Retail Properties	26,536 c	536,027
Omega Healthcare Investors	23,366 c	437,178
optionsXpress Holdings	29,370	421,460
Penson Worldwide	18,126 a,b	152,621
PHH	33,825 a,b	589,908
Piper Jaffray	12,600 b	612,108
Platinum Underwriters Holdings	11,660	422,792
Potlatch	5,250 a	161,175
Prosperity Bancshares	9,300	374,976
Protective Life	19,650	331,103
PS Business Parks	10,150 c	485,982
Ramco-Gershenson Properties	21,650 c	206,108
Republic Bancorp, Cl. A	5,525	91,770
Saul Centers	2,850	101,574
Signature Bank	14,500 b	501,410
SVB Financial Group	19,315 a,b	838,078
SWS Group	15,570	186,840
Tower Group	15,300	338,130
TradeStation Group	34,150 b	241,441
Trustco Bank	20,900 a	125,400
U-Store-It Trust	42,700	295,484
UMB Financial	13,070	516,396
Unitrin	8,450	183,365
Urstadt Biddle Properties, Cl. A	8,650	129,664
Wilshire Bancorp	8,325 a	76,673
Wintrust Financial	20,500 a	712,170
World Acceptance	23,045 a,b	930,788
		24,126,776

Health Care--6.9%
Affymetrix	19,150 b	101,112
Amedisys	13,400 a,b	736,330
AMERIGROUP	3,695 b	94,038
Centene	20,100 b	386,925
Cubist Pharmaceuticals	18,475 b	378,553
HEALTHSOUTH	34,850 b	627,649
HealthSpring	11,295 b	196,420
Hi-Tech Pharmacal	16,000 b	344,640
Invacare	18,045 a	451,847
Kendle International	18,925 b	383,042
Kindred Healthcare	24,950 b	421,904
Medicis Pharmaceutical, Cl. A	7,050	162,925
Molina Healthcare	15,500 a,b	344,875
PDL BioPharma	26,100	167,040
Providence Service	9,250 b	118,770
Skilled Healthcare Group, Cl.A	9,850 b	64,419
Synovis Life Technologies	7,900 b	100,567
		5,081,056
Industrial--14.7%
A.O. Smith	1,800	76,644
Allegiant Travel	7,500 a,b	384,000
Ameron International	7,350 a	507,370
Apac Teleservices	13,450 b	69,671
Apogee Enterprises	16,110	221,674
ATC Technology	8,005 b	175,069
Avis Budget Group	49,950 a,b	540,459
AZZ	5,495	165,290
Brink's	8,400	196,392
Ceradyne	16,770 b	327,686
Chart Industries	22,825 b	368,167
Comfort Systems USA	27,436	321,824
Consolidated Graphics	5,700 b	192,375
Cubic	2,000	78,100
Deluxe	30,825	573,653
Dollar Thrifty Automotive Group	27,150 b	661,374
Dycom Industries	31,986 b	261,326

DynCorp International, Cl. A	21,450 b	257,615
EMCOR Group	29,971 b	721,102
Encore Wire	2,416	48,344
EnerSys	17,100 b	333,279
Ennis	15,100	226,500
Force Protection	59,300 b	301,837
Gibraltar Industries	13,715 b	191,187
Great Lakes Dredge and Dock	21,050	124,405
Hawaiian Holdings	56,525 b	335,758
HEICO	4,060 a	172,672
M & F Worldwide	4,750 b	172,377
Mueller Industries	13,515	332,334
Orbital Sciences	10,450 b	165,215
Powell Industries	3,350 b	97,854
Republic Airways Holdings	11,900 b	58,191
SkyWest	24,750	362,093
Sterling Construction	10,600 b	201,612
TBS International, Cl. A	43,650 a,b	262,773
Tutor Perini	24,050 a,b	458,393
Watts Water Technologies, Cl. A	13,200	381,876
WESCO International	14,550 b	403,326
		10,729,817
Information Technology--12.2%
Arris Group	52,926 b	531,377
Benchmark Electronics	10,571 b	192,604
Checkpoint Systems	14,825 b	237,793
Convergys	38,750 b	414,625
Cray	30,700 b	144,904
CSG Systems International	24,200 b	469,722
Cypress Semiconductor	33,300 b	334,665
EchoStar, Cl. A	17,100 b	328,320
Fairchild Semiconductor
International	39,300 b	352,914
Insight Enterprises	23,500 b	270,485
Methode Electronics	10,016	110,076
MicroStrategy, Cl. A	680 b	63,730
Moduslink Global Solutions	16,700 b	169,505

Molex	3,525	71,064
Multi-Fineline Electronix	10,025 b	239,297
Novatel Wireless	54,570 a,b	408,184
Oplink Communications	5,475 b	81,304
Plantronics	22,846	603,591
SeaChange International	24,650 b	159,486
Sigma Designs	38,495 a,b	427,679
STEC	28,600 a,b	400,972
Synaptics	8,000 a,b	202,480
Technitrol	19,900 a	89,152
TeleTech Holdings	23,625 b	449,820
TNS	5,250 b	120,225
Triquint Semiconductor	56,700 b	340,200
United Online	61,941	391,467
VeriFone Holdings	18,150 b	322,889
Wright Express	17,300 b	507,928
Zoran	43,225 b	474,178
		8,910,636
Materials--5.0%
Boise	67,000 b	345,720
Hawkins	4,850 a	100,007
Innophos Holdings	18,875	369,195
KapStone Paper and Packaging	49,000 b	452,760
Koppers Holdings	9,330	260,494
LSB Industries	17,000 b	223,550
NewMarket	3,025	272,916
Olympic Steel	11,600	321,784
Omnova Solutions	31,200 b	176,592
Rock-Tenn, Cl. A	3,115	132,979
Schnitzer Steel Industries, Cl. A	2,100 a	85,050
Schulman (A.)	17,815	401,194
Worthington Industries	36,800	532,496
		3,674,737
Telecommunication Services--.3%
Cincinnati Bell	83,950 b	244,294
Utilities--5.4%
Avista	17,375	354,103

Black Hills	13,875	360,473
El Paso Electric	8,970	172,672
Nicor	8,000	324,160
Northwest Natural Gas	6,090 a	264,123
Portland General Electric	37,375	728,813
Southwest Gas	16,940	468,730
UIL Holdings	4,450 a	120,907
UniSource Energy	16,450	505,673
WGL Holdings	20,861 a	661,920
		3,961,574
Total Common Stocks
(cost $74,143,609)		73,166,566

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $270,000)	270,000 [d]	270,000
Investment of Cash Collateral for
Securities Loaned--19.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $14,015,229)	14,015,229 [d]	14,015,229
Total Investments (cost $88,428,838)	119.4%	87,451,795
Liabilities, Less Cash and Receivables	(19.4%)	(14,214,175)
Net Assets	100.0%	73,237,620

a	Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's securities on loan is
$13,448,491 and the total market value of the collateral held by the fund is $14,015,229.
b	Non-income producing security.
c	Investment in Real Estate Investment Trust.
d	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $88,428,838. Net unrealized depreciation on investments was $977,043 of which $7,253,382 related to appreciated investment securities and $8,230,425 related to depreciated investment securities.

100-309-98	1/31/2010

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	73,166,566	-	-	73,166,566
Mutual Funds	14,285,229	-	-	14,285,229

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Income Fund
January 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--95.8%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	34,000	32,895
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	60,000	57,450
				90,345
Agricultural--1.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	185,000	232,056
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	115,000	122,784
				354,840
Asset-Backed Ctfs./Auto Receivables--6.0%
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	296,493 a	273,689
Ford Credit Auto Owner Trust,
Ser. 2007-B, Cl. B	5.69	11/15/12	150,000	161,074
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. D	6.89	5/15/13	625,000 a	661,808
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	250,000 a	267,307
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	250,000 a	261,947
Triad Auto Receivables Owner
Trust, Ser. 2006-C, Cl. A3	5.26	11/14/11	1,577	1,580
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	40,000	41,164
				1,668,569
Asset-Backed Ctfs./Credit Cards--.3%
American Express Credit Account
Master Trust, Ser. 2007-1,
Cl. C	0.50	9/15/14	100,000 a,b	97,239
Asset-Backed Ctfs./Home Equity Loans--1.4%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A3	0.41	4/25/36	86,426 b	66,629
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.55	10/25/35	68,309 b	62,948
First Franklin Mortgage Loan Asset
Backed Certificates,

Ser. 2005-FF2, Cl. M1		0.63	3/25/35	54,588 b	53,435
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1		0.68	7/25/35	32,310 b	31,914
Morgan Stanley Capital,
Ser. 2004-NC1, Cl. M2		2.56	12/27/33	34,301 b	28,680
Option One Mortgage Loan Trust,
Ser. 2004-2, Cl. M2		1.28	5/25/34	41,709 b	32,667
Park Place Securities,
Ser. 2004-WCW1, Cl. M1		0.86	9/25/34	36,777 b	35,413
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2		0.49	11/25/35	33,259 b	30,751
Securitized Asset Backed
Receivables, Ser. 2004-OP2,
Cl. M2		1.28	8/25/34	87,115 b	61,156
					403,593
Automotive, Trucks & Parts--.2%
Goodyear Tire & Rubber,
Gtd. Notes		8.63	12/1/11	55,000	57,200
Banks--6.3%
BAC Capital Trust XIV,
Gtd. Notes		5.63	12/31/49	170,000 b	121,975
Citigroup,
Sr. Unscd. Notes		5.50	4/11/13	125,000	131,394
Citigroup,
Unscd. Notes		8.50	5/22/19	115,000	134,305
Eurasian Development Bank,
Sr. Unscd. Notes		7.38	9/29/14	100,000 a	106,500
Goldman Sachs Group,
Sub. Notes		6.75	10/1/37	50,000	49,592
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	TRY	17.50	3/30/10	975,000 c	659,667
Lloyds TSB Bank,
Gtd. Notes		5.80	1/13/20	130,000 a	128,796
PNC Funding,
Bank Gtd. Notes		6.70	6/10/19	55,000	62,891
USB Capital IX,
Gtd. Notes		6.19	10/29/49	180,000 b	151,200
Wells Fargo Capital XIII,
Gtd. Bonds		7.70	12/29/49	215,000 b	209,625
					1,755,945
Building & Construction--.5%
Masco,
Sr. Unscd. Notes		0.55	3/12/10	145,000 b	144,775
Chemicals--1.1%
Dow Chemical,

Sr. Unscd. Notes	8.55	5/15/19	55,000	65,885
Dow Chemical,
Sr. Unscd. Notes	9.40	5/15/39	125,000	165,331
Lubrizol,
Sr. Unscd. Notes	8.88	2/1/19	60,000	75,755
				306,971
Commercial & Professional Services--1.3%
Aramark,
Gtd. Notes	8.50	2/1/15	56,000	56,420
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	20,000 b	19,600
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	165,000 a	180,477
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	30,000 a	31,635
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	65,000	67,762
				355,894
Commercial Mortgage Pass-Through Ctfs.--8.3%
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.59	4/25/34	30,789 a,b	24,137
Bayview Commercial Asset Trust,
Ser. 2006-3A, Cl. B3	2.83	10/25/36	339,893 a,b	87,018
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	95,000 b	94,732
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	25,000 b	25,195
Citigroup Commercial Mortgage
Trust, Ser. 2006-C5, Cl. A1	5.27	10/15/49	85,282	87,505
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	175,000 b	165,598
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	125,000 a	131,250
Crown Castle Towers,
Ser. 2006-1A, Cl. E	6.07	11/15/36	125,000 a	131,563
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	22,774	22,793
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	125,000 b	126,845
CS First Boston Mortgage
Securities, Ser. 2001-CF2,

Cl. A4	6.51	2/15/34	88,646	91,280
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	45,086	46,775
General Electric Capital
Commercial Mortgage
Corporation, Ser. 2005-C2,
Cl. A2	4.71	5/10/43	35,624	35,748
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	55,000	56,122
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.28	3/6/20	100,000 a,b	82,031
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	1.53	3/6/20	335,000 a,b	266,933
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	90,000	91,193
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	100,000 a,b	104,782
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C1, Cl. A2	3.62	1/15/29	53,868	54,292
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A2	3.99	10/15/29	18,888	18,891
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	73,955 b	75,272
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	25,000 b	24,678
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	210,000 b	211,986
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	130,000 a	134,063
SBA CMBS Trust,
Ser. 2006-1A, Cl. E	6.17	11/15/36	125,000 a	129,219
				2,319,901
Diversified Financial Services--9.7%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	120,000	127,889
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	82,000 b	77,695
Capital One Capital VI,

Gtd. Notes		8.88	5/15/40	150,000	157,194
Caterpillar Financial Services,
Sr. Unscd. Notes		7.15	2/15/19	80,000	94,661
Countrywide Home Loans,
Gtd. Notes, Ser. L		4.00	3/22/11	30,000	30,949
Credit Suisse Guernsey,
Jr. Sub. Notes		5.86	12/31/49	30,000 b	26,550
Discover Financial Services,
Sr. Unscd. Notes		10.25	7/15/19	120,000	143,511
FCE Bank,
Sr. Unscd. Notes	EUR	7.13	1/16/12	400,000	554,600
Ford Motor Credit,
Sr. Unscd. Notes		8.00	12/15/16	200,000	201,448
Fresenius US Finance II,
Gtd. Notes		9.00	7/15/15	85,000 a	95,625
General Electric Capital,
Sr. Unscd. Notes		5.63	5/1/18	255,000	261,173
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	145,000 a	152,621
Hutchison Whampoa International,
Gtd. Notes		5.75	9/11/19	110,000 a	111,950
Leucadia National,
Sr. Unscd. Notes		7.13	3/15/17	160,000	158,400
Pearson Dollar Finance Two,
Gtd. Notes		6.25	5/6/18	135,000 a	145,968
Reynolds Group Escrow,
Sr. Scd. Notes		7.75	10/15/16	260,000 a	263,250
Wind Acquisition Holdings Finance,
Sr. Notes		12.25	7/15/17	100,000 a	96,500
					2,699,984
Electric Utilities--5.6%
AES,
Sr. Unscd. Notes		7.75	10/15/15	500,000	503,750
Consumers Energy,
First Mortgage Bonds		6.70	9/15/19	50,000	57,354
Energy Future Holdings,
Gtd. Notes		10.88	11/1/17	265,000 b	210,675
FirstEnergy,
Sr. Unscd. Notes, Ser. B		6.45	11/15/11	5,000	5,391
Nevada Power,
Mortgage Notes		6.50	8/1/18	40,000	44,158
NiSource Finance,
Gtd. Notes		6.40	3/15/18	235,000	250,740
NRG Energy,
Gtd. Notes		7.38	1/15/17	60,000	59,775

NV Energy,
Sr. Unscd. Notes		8.63	3/15/14	419,000	433,665
					1,565,508
Environmental Control--1.4%
Allied Waste North America,
Gtd. Notes, Ser. B		7.13	5/15/16	20,000	21,577
Allied Waste North America,
Gtd. Notes		7.25	3/15/15	25,000	26,028
Republic Services,
Gtd. Notes		5.50	9/15/19	115,000 a	119,483
Veolia Environnement,
Sr. Unscd. Notes		5.25	6/3/13	85,000	91,378
Waste Management,
Gtd. Notes		7.75	5/15/32	100,000	121,130
					379,596
Food & Beverages--2.1%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	160,000 a	207,125
Delhaize Group,
Gtd. Notes		6.50	6/15/17	85,000	94,804
Kraft Foods,
Sr. Unscd. Notes		6.13	2/1/18	45,000	48,257
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	120,000	129,606
Stater Brothers Holdings,
Gtd. Notes		8.13	6/15/12	115,000	116,725
					596,517
Foreign/Governmental--11.2%
Federal Republic of Brazil,
Sr. Unscd. Notes		7.88	3/7/15	95,000	111,055
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	80,830,000 c	379,451
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.50	12/18/14	5,725,000 c	481,504
Republic of Indonesia,
Sr. Unscd. Notes		11.63	3/4/19	200,000 a	283,500
Republic of Peru,
Sr. Unscd. Notes		7.13	3/30/19	475,000	539,125
Republic of South Africa,
Sr. Unscd. Notes		5.88	5/30/22	500,000	509,400
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	470,000 b	529,972
State of Qatar,
Sr. Notes		4.00	1/20/15	255,000 a	256,594
United Mexican States,

Sr. Unscd. Notes	5.63	1/15/17	52,000	54,860
				3,145,461
Health Care--3.9%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	165,000	174,075
Biomet,
Gtd. Notes	11.63	10/15/17	55,000	60,775
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	53,000	53,644
Boston Scientific,
Sr. Unscd. Notes	6.25	11/15/15	82,000 b	88,583
Boston Scientific,
Sr. Unscd. Notes	7.38	1/15/40	20,000	21,364
Community Health Systems,
Gtd. Notes	8.88	7/15/15	55,000	56,994
Davita,
Gtd. Notes	6.63	3/15/13	115,000	115,862
HCA,
Sr. Unscd. Notes	6.75	7/15/13	150,000	146,625
HCA,
Sr. Unscd. Notes	7.88	2/1/11	29,000	29,942
HCA,
Sr. Unscd. Notes	8.75	9/1/10	170,000	174,250
Quest Diagnostic,
Gtd. Notes	5.75	1/30/40	60,000	59,852
UnitedHealth Group,
Sr. Unscd. Notes	5.50	11/15/12	30,000	32,569
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	55,000	59,755
				1,074,290
Lodging & Entertainment--.7%
MGM Mirage,
Sr. Scd. Notes	11.13	11/15/17	25,000 a	28,250
MGM Mirage,
Sr. Unscd. Notes	11.38	3/1/18	95,000 a	90,250
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	65,000 a	66,625
				185,125
Manufacturing--1.0%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	200,000 a	202,000
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	75,000 a	78,563
				280,563
Media--9.3%

British Sky Broadcasting,
Gtd. Notes	6.10	2/15/18	125,000 a	136,910
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	200,000 b	213,250
Clear Channel Communications,
Sr. Unscd. Notes	5.50	9/15/14	410,000	248,050
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	10,000 a	10,275
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	230,000 a	238,050
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	65,000 a	70,313
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	15,000 a	15,975
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	60,000 a	65,700
DirecTV Holdings,
Gtd. Notes	5.88	10/1/19	25,000 a	26,201
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	60,000	65,783
Discovery Communications,
Gtd. Notes	5.63	8/15/19	30,000	31,605
Echostar DBS,
Gtd. Notes	7.13	2/1/16	250,000	251,875
Echostar DBS,
Gtd. Notes	7.75	5/31/15	250,000	258,750
News America,
Gtd. Notes	6.15	3/1/37	295,000	300,704
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	130,000	137,907
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	105,000	112,439
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	70,000	78,100
Time Warner,
Gtd. Debs.	6.50	11/15/36	300,000	320,543
				2,582,430
Mining--1.4%
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	55,000	59,894
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	60,000	65,481
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	145,000	166,387
Teck Resources,

Sr. Scd. Notes	10.75	5/15/19	90,000	106,425
				398,187
Office And Business Equipment--.4%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	25,000	26,674
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	30,000	32,181
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	40,000	47,088
				105,943
Oil & Gas--4.1%
Chesapeake Energy,
Gtd. Notes	7.50	9/15/13	500,000	510,000
EQT,
Sr. Unscd. Notes	8.13	6/1/19	30,000	36,210
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	85,000	99,499
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	15,000	15,262
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	120,000	134,166
Petrohawk Energy,
Gtd. Notes	7.88	6/1/15	10,000	10,300
Petrohawk Energy,
Gtd. Notes	9.13	7/15/13	10,000	10,475
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	20,000	22,200
Petroleos De Venezuela,
Gtd. Notes	5.25	4/12/17	225,000	136,688
Range Resouces,
Gtd. Notes	8.00	5/15/19	85,000	90,950
Valero Energy,
Gtd. Notes	9.38	3/15/19	55,000	67,092
				1,132,842
Packaging & Containers--.2%
Crown Americas,
Gtd. Notes	7.63	11/15/13	46,000	47,667
Paper & Paper Related--.8%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	20,000 a	20,500
Georgia-Pacific,
Sr. Unscd. Notes	8.13	5/15/11	135,000	142,763
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	45,000 a	48,375
				211,638

Pipelines--2.4%
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	250,000	256,851
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	235,000	254,387
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	85,000	96,818
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	65,000	67,313
				675,369
Property & Casualty Insurance--3.3%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	125,000	135,919
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	42,000	46,810
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	9,000	8,274
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	14,000	14,073
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	170,000 a	160,225
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	40,000	41,385
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	50,000	60,079
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	56,000	66,936
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	150,000	143,731
Willis North America,
Gtd. Notes	6.20	3/28/17	170,000	172,471
Willis North America,
Gtd. Notes	7.00	9/29/19	60,000	63,067
				912,970
Real Estate--2.0%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	150,000	154,278
ERP Operating,
S. Unscd. Notes	5.75	6/15/17	20,000	20,740
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	50,000	53,163
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	25,000	25,278
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	40,000	40,755

Prologis,
Sr. Unscd. Notes	6.63	5/15/18	70,000	71,127
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	103,000	105,892
WEA Finance,
Gtd. Notes	7.13	4/15/18	70,000 a	77,986
				549,219
Residential Mortgage Pass-Through Ctfs.--.2%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.50	7/25/35	72,177 b	68,112
Retail--1.3%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	65,000	70,715
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	54,550 a	62,481
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	45,000	43,753
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	130,000	137,800
Staples,
Gtd. Notes	9.75	1/15/14	45,000	54,940
				369,689
State/Territory General Obligations--1.0%
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	275,000	270,190
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	20,000	18,793
				288,983
Steel--.8%
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	180,000	229,018
Technology--.2%
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	25,000	26,062
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	35,000	38,237
				64,299
Telecommunications--1.9%
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	110,000 a	119,075
Digicel Group,
Sr. Unscd. Notes	12.00	4/1/14	100,000 a	111,500

Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	50,000	53,375
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	40,000 a	41,000
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	26,725
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	30,000	31,752
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	30,000	34,354
Wind Acquisition Finance,
Gtd. Notes	11.75	7/15/17	100,000 a	109,250
				527,031
U.S. Government Securities--3.9%
U.S. Treasury Bonds
7.50%, 11/15/24			45,000	61,566
U.S. Treasury Notes:
1.38%, 9/15/12			210,000	211,001
2.00%, 11/30/13			525,000	529,225
3.50%, 2/15/18			285,000	288,629
				1,090,421
Total Bonds and Notes
(cost $25,426,088)				26,736,134
			Principal
Short-Term Investments--.3%			Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 4/22/10
(cost $69,994)			70,000 [d]	69,991

Other Investment--3.2%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $894,000)			894,000 [e]	894,000
Total Investments (cost $26,390,082)			99.3%	27,700,125
Cash and Receivables (Net)			.7%	183,587
Net Assets			100.0%	27,883,712

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities had a total market value of $6,612,514 or 23.7% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
HUF--Hungary Forint

MXN--Mexican Peso
TRY--Turkish Lira
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $26,390,082. Net unrealized appreciation on investments was $1,335,424 of which $1,916,176 related to appreciated investment securities and $580,752 related to depreciated investment securities.

					100-766-66

STATEMENT OF FINANCIAL FUTURES
January 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2009 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	19	4,141,109	March 2010	8,751
U.S. Treasury 5 Year Notes	15	1,746,914	March 2010	23,285

Financial Futures Short
U.S. Treasury 10 Year Notes	22	(2,599,438)	March 2010	1,510
				33,546

STATEMENT OF OPTIONS WRITTEN
January 31, 2010 (Unaudited)

	Contracts ($)		Value ($)
Call Options:
U.S. Treasury 5 Year Notes
February 2010 @ 115.5	500,000	a	(5,547)
10-Year USD LIBOR-BBA,
February 2010 @ 3.99	266,000	a	(5,557)
10-Year USD LIBOR-BBA,
December 2010 @ 3.55	330,000	a	(5,163)
10-Year USD LIBOR-BBA,
September 2012 @ 4.5	1,343,000	a	(64,374)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,495,000	a	(85,794)
Put Options:
U.S. Treasury 5 Year Notes
February 2010 @ 115.5	500,000	a	(742)

				100-766-66

2-Year USD LIBOR-BBA,
April 2010 @ 2.25	3,940,000	a	(466)
10-Year USD LIBOR-BBA,
February 2010 @ 3.99	266,000	a	(63)
10-Year USD LIBOR-BBA,
December 2010 @ 5.05	330,000	a	(5,046)
10-Year USD LIBOR-BBA,
September 2012 @ 4.5	1,343,000	a	(103,235)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	1,495,000	a	(103,263)

(Premiums received 404,631)			(379,250)
BBA--British Bankers Association
LIBOR--London Interbank Bank Offered Rate
USD--US Dollar

Purchase contracts:
				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
550,000	Bonos Y Oblig Del Estado, 5.5%, 7/30/2017	Barclays	(1.00)	1.62	3/20/2015	15,631.31	8,576.22	7,055
550,000	Obrigacoes Do Tesouro, 5.45%, 9/23/2013	Deutsche Bank	(1.00)	1.29	3/20/2015	7,261.23	6,294.43	967
								8,022

At January 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation
Foreign Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 1/31/2010($)
Purchases:
Argentine Peso,
Expiring 2/5/2010	2,040,000	533,055	532,790	(265)
Egyptian Pound,
Expiring 2/8/2010	2,930,000	537,269	535,830	(1,439)
British Pound,
Expiring 2/25/2010	280,000	452,301	447,493	(4,808)
Hungarian Forint,
Expiring 2/5/2010	55,035,000	293,090	280,969	(12,121)
Malaysian Ringgit,
Expiring 2/25/2010	910,000	267,081	266,456	(625)
Philippine Peso,
Expiring 2/5/2010	24,460,000	532,434	525,592	(6,842)
Romanian Leu,
Expiring 2/5/2010	820,000	281,207	276,291	(4,916)
South Korean Won,
Expiring 2/26/2010	348,245,000	299,244	299,531	287
South Korean Won,
Expiring 2/26/2010	593,850,000	528,901	510,779	(18,122)

Sales:		Proceeds ($)
Euro,
Expiring 2/25/2010	290,000	413,998	402,060	11,938
Euro,
Expiring 2/25/2010	1,560,000	2,199,459	2,162,807	36,652
Euro,
Expiring 2/25/2010	115,000	162,714	159,438	3,276
Euro,
Expiring 2/25/2010	890,000	1,253,449	1,233,909	19,540

Hungarian Forint,
Expiring 2/25/2010	76,240,000	393,476	388,184	5,292
Mexican New Peso,
Expiring 2/25/2010	6,335,000	488,875	482,930	5,945
Philippine Peso,
Expiring 2/5/2010	11,585,000	250,054	248,936	1,118
Turkish Lira,
Expiring 2/5/2010	1,030,000	687,698	685,226	2,472

Gross Unrealized Appreciation				86,520
Gross Unrealized Depreciation				(49,138)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	1,160,412	-	1,160,412
Asset-Backed	-	2,169,401	-	2,169,401
Corporate Bonds	-	17,653,855	-	17,653,855
Foreign Government	-	3,145,461	-	3,145,461
Municipal Bonds	-	288,983	-	288,983
Residential Mortgage-Backed	-	68,112	-	68,112
Commercial Mortgage-Backed	-	2,319,901	-	2,319,901
Mutual Funds	894,000	-	-	894,000
Other Financial Instruments++	33,546	94,542	-	128,088
Liabilities ($)
Other Financial Instruments++	(6,289)	(422,099)	-	(428,388)

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund writes (sells) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of

Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP includes required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. There are amendments, which require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with these amendments and are incorporated within current period as part of the Notes to the Statement of Investments and disclosures within this Note.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2010 (Unaudited)

Common Stocks--97.8%	Shares	Value ($)
Consumer Discretionary--7.5%
McDonald's	61,000	3,808,230
McGraw-Hill	33,000	1,169,850
News, Cl. A	118,000	1,487,980
		6,466,060
Consumer Staples--39.0%
Altria Group	129,000	2,561,940
Coca-Cola	114,000	6,184,500
Estee Lauder, Cl. A	20,500	1,076,660
Kraft Foods, Cl. A	15,271	422,396
Nestle, ADR	100,750	4,786,633
PepsiCo	54,500	3,249,290
Philip Morris International	129,000	5,870,790
Procter & Gamble	75,000	4,616,250
Wal-Mart Stores	27,000	1,442,610
Walgreen	75,000	2,703,750
Whole Foods Market	19,000 a,b	517,180
		33,431,999
Energy--15.3%
Chevron	52,000	3,750,240
ConocoPhillips	50,000	2,400,000
Exxon Mobil	78,512	5,058,528
Peabody Energy	12,000	505,440
Total, ADR	24,000	1,382,160
		13,096,368
Financial--2.8%
Bank of America	78,896	1,197,641
JPMorgan Chase & Co.	30,000	1,168,200
		2,365,841
Health Care--10.9%
Abbott Laboratories	66,000	3,494,040

Johnson & Johnson	74,500	4,683,070
Merck & Co.	18,000	687,240
Novo Nordisk, ADR	7,000	472,010
		9,336,360
Industrial--5.3%
Caterpillar	20,000	1,044,800
General Dynamics	8,000	534,800
General Electric	98,000	1,575,840
United Technologies	20,000	1,349,600
		4,505,040
Information Technology--14.8%
Apple	15,000 b	2,881,800
Automatic Data Processing	25,000	1,019,750
Cisco Systems	55,000 b	1,235,850
Intel	190,000	3,686,000
Microsoft	73,000	2,057,140
QUALCOMM	20,500	803,395
Texas Instruments	45,000	1,012,500
		12,696,435
Materials--2.2%
Freeport-McMoRan Copper & Gold	5,600	373,464
Praxair	15,000	1,129,800
Rio Tinto, ADR	2,000	388,040
		1,891,304
Total Common Stocks
(cost $69,989,030)		83,789,407

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,736,000)	1,736,000 [c]	1,736,000
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund

(cost $477,090)	477,090 [c]	477,090
Total Investments (cost $72,202,120)	100.4%	86,002,497
Liabilities, Less Cash and Receivables	(.4%)	(366,639)
Net Assets	100.0%	85,635,858

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's security on loan is $465,462 and the total market value of the collateral held by the fund is $477,090.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $72,202,120. Net unrealized appreciation on investments was $13,800,377 of which $22,059,117 related to appreciated investment securities and $8,258,740 related to depreciated investment securities.

100-324-97	1/31/2010

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	76,760,564	-	-	76,760,564
Equity Securities - Foreign+	7,028,843	-	-	7,028,843
Mutual Funds	2,213,090	-	-	2,213,090

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)